Consolidated Schedule of Investments
(unaudited)
June 30, 2025
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
AB Carval Euro CLO II-C DAC, Series 2X, Class
D, (3-mo. EURIBOR at 3.75% Floor + 3.75%),
5.89%, 02/15/37
(a)(b)
................. EUR 490 $ 587,141
Arbour CLO VI DAC, Series 6X, Class DR,
(3-mo. EURIBOR at 3.20% Floor + 3.20%),
5.34%, 11/15/37
(a)(b)
................. 1,020 1,199,611
Arcano Euro CLO II DAC, Series 2X, Class D,
(3-mo. EURIBOR at 3.30% Floor + 3.30%),
0.00%, 07/25/39
(a)(b)
................. 620 730,329
Arini European CLO, Series 5X, Class D, (3-mo.
EURIBOR at 2.80% Floor + 2.80%), 5.17%,
01/15/39
(a)(b)
...................... 890 1,044,437
Arini European CLO IV DAC, Series 4X, Class
D, (3-mo. EURIBOR at 3.50% Floor + 3.50%),
6.27%, 01/15/38
(a)(b)
................. 1,460 1,736,085
Aurium CLO XIII DAC, Series 13X, Class D,
(3-mo. EURIBOR at 2.80% Floor + 2.80%),
5.17%, 04/15/38
(a)(b)
................. 620 725,649
Avoca CLO XVIII DAC, Series 18X, Class DR,
(3-mo. EURIBOR at 3.05% Floor + 3.05%),
5.70%, 01/15/38
(a)(b)
................. 670 792,170
Avoca Static CLO I DAC, Series 1X, Class DR,
(3-mo. EURIBOR at 2.90% Floor + 2.90%),
5.18%, 01/15/35
(a)(b)
................. 510 597,952
Capital Four CLO VIII DAC, Series 8X, Class D,
(3-mo. EURIBOR at 3.25% Floor + 3.25%),
5.41%, 10/25/37
(a)(b)
................. 1,200 1,420,675
Contego CLO V DAC, Series 5X, Class DR,
(3-mo. EURIBOR at 3.10% Floor + 3.10%),
5.41%, 10/15/37
(a)(b)
................. 890 1,047,544
Contego CLO XI DAC, Series 11X, Class DR,
(3-mo. EURIBOR at 3.20% Floor + 3.20%),
5.30%, 11/20/38
(a)(b)
................. 750 885,295
CVC Cordatus Loan Fund XXII DAC, Series 22X,
Class D, (3-mo. EURIBOR at 3.15% Floor +
3.15%), 5.12%, 12/15/34
(a)(b)
........... 300 352,798
Fidelity Grand Harbour CLO DAC, Series 2023-
1X, Class DR, (3-mo. EURIBOR at 2.70%
Floor + 2.70%), 4.84%, 02/15/38
(a)(b)
...... 1,170 1,374,543
Greene King Finance plc, Series B2, (Sterling
Overnight Index Average at 2.08% Floor +
2.20%), 6.42%, 03/15/36
(a)(b)
........... GBP 100 123,539
Henley CLO Xi DAC, Series 11X, Class D, (3-mo.
EURIBOR at 2.60% Floor + 2.60%), 4.96%,
04/25/39
(a)(b)
...................... EUR 1,300 1,525,008
Henley CLO XII DAC, Series 12X, Class D,
(3-mo. EURIBOR at 3.10% Floor + 3.10%),
5.88%, 01/15/38
(a)(b)
................. 750 892,580
Jamestown CLO IV Ltd., Series 2014-4A, Class
SUB, 0.00%, 07/15/26
(a)(c)(d)(e)(f)
.......... USD 2,000 —
Jubilee CLO DAC, Series 2024-29X, Class D,
(3-mo. EURIBOR at 3.20% Floor + 3.20%),
5.48%, 01/15/39
(a)(b)
................. EUR 1,260 1,494,052
Palmer Square European CLO DAC, Series
2022-2X, Class DR, (3-mo. EURIBOR at
4.00% Floor + 4.00%), 6.28%, 01/15/38
(a)(b)
. 447 526,543
Palmer Square European Loan Funding DAC
(a)(b)
Series 2024-2X, Class D, (3-mo. EURIBOR at
3.15% Floor + 3.15%), 5.29%, 05/15/34 . 490 577,728
Series 2024-3X, Class D, (3-mo. EURIBOR at
3.05% Floor + 3.05%), 5.19%, 05/15/34 . 750 882,132
Penta CLO DAC, Series 2024-17X, Class D,
(3-mo. EURIBOR at 3.25% Floor + 3.25%),
5.39%, 08/15/38
(a)(b)
................. 459 541,658
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Providus CLO II DAC, Series 2X, Class DRR,
(3-mo. EURIBOR at 3.20% Floor + 3.20%),
5.48%, 10/15/38
(a)(b)
................. EUR 800 $ 940,552
Rockfield Park CLO DAC, Series 1X, Class C,
(3-mo. EURIBOR at 3.00% Floor + 3.00%),
5.25%, 07/16/34
(a)(b)
................. 980 1,157,042
Rockford Tower Europe CLO DAC, Series 2025-
1X, Class D, (3-mo. EURIBOR at 3.00% Floor
+ 3.00%), 5.21%, 10/25/27
(a)(b)
.......... 1,130 1,326,289
Sona Fios CLO III DAC, Series 3X, Class D,
(3-mo. EURIBOR at 3.25% Floor + 3.25%),
5.49%, 04/20/37
(a)(b)
................. 1,600 1,891,651
Tikehau CLO XII DAC, Series 12X, Class D,
(3-mo. EURIBOR at 3.25% Floor + 3.25%),
5.49%, 10/20/38
(a)(b)
................. 870 1,032,249
Unique Pub Finance Co. plc (The), Series N,
6.46%, 03/30/32
(b)
.................. GBP 1,837 2,639,209
Victory Street CLO I DAC, Series 1X, Class D,
(3-mo. EURIBOR at 3.45% Floor + 3.45%),
6.23%, 01/15/38
(a)(b)
................. EUR 1,110 1,325,223
Total Asset-Backed Securities — 0.1%
(Cost: $28,754,417) ............................... 29,369,684
Shares
Shares
Common Stocks
Commercial Services & Supplies — 0.0%
FreedomPay, Inc.
(d)(e)
.................. 314,534 5,573,543
Electrical Equipment — 0.0%
SunPower Corp.
(d)(e)
................... 1,369 —
Energy Equipment & Services — 0.0%
Nine Energy Service, Inc.
(d)(g)
............. 24,780 19,108
Hotels, Restaurants & Leisure — 0.1%
Churchill Downs, Inc. .................. 151,815 15,333,315
New Topco
(d)(e)(h)
...................... 33,509 —
15,333,315
Life Sciences Tools & Services — 0.1%
Avantor, Inc.
(d)
....................... 1,072,582 14,436,954
Metals & Mining — 0.1%
Constellium SE , Class A
(d)
............... 2,155,563 28,668,988
Oil, Gas & Consumable Fuels — 0.4%
Energy Transfer LP ................... 2,418,267 43,843,181
Enterprise Products Partners LP ........... 1,142,556 35,430,661
MPLX LP .......................... 382,179 19,686,040
ONEOK, Inc. ........................ 236,478 19,303,699
Western Midstream Partners LP ........... 95,168 3,683,002
121,946,583
Real Estate Management & Development — 0.0%
ADLER Group SA
(d)(e)
.................. 782,267 9
Semiconductors & Semiconductor Equipment — 0.0%
Maxeon Solar Technologies Ltd.
(d)
.......... 1 3
Specialized REITs — 0.1%
VICI Properties, Inc. ................... 1,128,586 36,791,904
Total Common Stocks — 0.8%
(Cost: $217,776,114) .............................. 222,770,407

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Corporate Bonds
Aerospace & Defense — 3.4%
AAR Escrow Issuer LLC, 6.75%, 03/15/29
(f)
... USD 17,673 $ 18,314,848
ATI, Inc.
5.88%, 12/01/27 ................... 6,041 6,046,268
4.88%, 10/01/29 ................... 7,847 7,685,910
7.25%, 08/15/30 ................... 23,800 24,940,091
5.13%, 10/01/31 ................... 17,354 16,960,774
Axon Enterprise, Inc.
(f)
6.13%, 03/15/30 ................... 6,189 6,364,520
6.25%, 03/15/33 ................... 8,500 8,752,124
Bombardier, Inc.
(f)
6.00%, 02/15/28 ................... 19,165 19,280,384
7.50%, 02/01/29 ................... 226 237,291
8.75%, 11/15/30 ................... 26,805 29,018,530
7.25%, 07/01/31 ................... 12,831 13,468,701
7.00%, 06/01/32 ................... 19,466 20,271,600
6.75%, 06/15/33 ................... 15,023 15,566,848
BWX Technologies, Inc.
(f)
4.13%, 06/30/28 ................... 11,804 11,515,625
4.13%, 04/15/29 ................... 5,854 5,643,775
Czechoslovak Group A/S, 5.25%, 01/10/31
(b)
.. EUR 1,925 2,302,275
Efesto Bidco SpA, Series XR, 7.50%, 02/15/32
(f)
USD 77,122 78,086,497
Goat Holdco LLC, 6.75%, 02/01/32
(f)
........ 14,922 15,168,810
Spirit AeroSystems, Inc.
(f)
9.38%, 11/30/29 ................... 24,660 26,164,531
9.75%, 11/15/30 ................... 25,014 27,586,715
TransDigm, Inc.
(f)
6.75%, 08/15/28 ................... 31,894 32,568,239
6.38%, 03/01/29 ................... 100,965 103,584,184
7.13%, 12/01/31 ................... 23,407 24,523,935
6.63%, 03/01/32 ................... 116,087 120,195,725
6.00%, 01/15/33 ................... 74,025 74,427,238
6.38%, 05/31/33 ................... 175,926 176,085,468
Triumph Group, Inc., 9.00%, 03/15/28
(f)
...... 42,601 44,519,749
929,280,655
Air Freight & Logistics — 0.1%
(f)
Rand Parent LLC, 8.50%, 02/15/30 ......... 18,467 18,543,823
Stonepeak Nile Parent LLC, 7.25%, 03/15/32 .. 4,669 4,949,401
23,493,224
Automobile Components — 1.6%
Aptiv Swiss Holdings Ltd. , (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.39%), 6.88%, 12/15/54
(a)
............ 32,612 32,936,166
Clarios Global LP
8.50%, 05/15/27
(f)
.................. 128,827 129,391,262
6.75%, 05/15/28
(f)
.................. 41,243 42,334,001
6.75%, 02/15/30
(f)
.................. 23,729 24,673,106
4.75%, 06/15/31
(f)
.................. EUR 14,145 16,726,085
4.75%, 06/15/31
(b)
.................. 1,893 2,238,422
Dana Financing Luxembourg SARL
8.50%, 07/15/31
(b)
.................. 834 1,069,218
Dana, Inc.
4.25%, 09/01/30 ................... USD 6,530 6,436,020
4.50%, 02/15/32 ................... 9,964 9,739,893
Forvia SE
(b)
2.75%, 02/15/27 ................... EUR 217 251,442
3.75%, 06/15/28 ................... 877 1,015,593
5.63%, 06/15/30 ................... 177 208,758
5.50%, 06/15/31 ................... 1,512 1,756,977
Garrett Motion Holdings, Inc., 7.75%, 05/31/32
(f)
USD 5,514 5,740,791
Goodyear Tire & Rubber Co. (The)
5.00%, 07/15/29 ................... 2,350 2,296,900
6.63%, 07/15/30 ................... 12,096 12,338,355
5.25%, 04/30/31 ................... 991 951,735
Security
Par (000)
Par (000) Value
Automobile Components (continued)
5.63%, 04/30/33 ................... USD 2,655 $ 2,542,051
Icahn Enterprises LP
5.25%, 05/15/27 ................... 54,230 52,545,133
9.75%, 01/15/29 ................... 19,698 19,135,270
4.38%, 02/01/29 ................... 3,368 2,831,066
10.00%, 11/15/29
(f)
................. 20,110 19,909,385
IHO Verwaltungs GmbH
(b)(i)
8.75%, (8.75% Cash or 9.50% PIK),
05/15/28
(a)
..................... EUR 1,305 1,609,166
6.75%, (6.75% Cash or 7.50% PIK), 11/15/29 483 594,056
7.00%, (7.00% Cash or 7.75% PIK), 11/15/31 769 955,853
Mahle GmbH
(b)
2.38%, 05/14/28 ................... 2,500 2,797,906
6.50%, 05/02/31 ................... 733 876,430
Schaeffler AG
(b)
4.25%, 04/01/28 ................... 1,200 1,422,359
5.38%, 04/01/31 ................... 700 842,173
Tenneco, Inc., 8.00%, 11/17/28
(f)
........... USD 30,415 30,077,314
ZF Europe Finance BV
(b)
2.50%, 10/23/27 ................... EUR 2,100 2,328,365
6.13%, 03/13/29 ................... 900 1,040,277
3.00%, 10/23/29 ................... 300 305,424
7.00%, 06/12/30 ................... 800 944,396
ZF Finance GmbH
(b)
5.75%, 08/03/26 ................... 2,900 3,443,384
2.00%, 05/06/27 ................... 1,200 1,337,562
435,642,294
Automobiles — 0.2%
Aston Martin Capital Holdings Ltd.
10.00%, 03/31/29
(f)
................. USD 10,219 9,676,253
10.38%, 03/31/29
(b)
................. GBP 2,469 3,157,579
Nissan Motor Co. Ltd., 4.81%, 09/17/30
(f)
..... USD 20,866 19,142,901
RCI Banque SA
(a)(b)
(5-Year EURIBOR ICE Swap Rate + 2.75%),
5.50%, 10/09/34 ................. EUR 3,400 4,212,327
(5-Year EURIBOR ICE Swap Rate + 2.20%),
4.75%, 03/24/37 ................. 1,800 2,139,140
Rivian Holdings LLC, 10.00%, 01/15/31
(f)
..... USD 17,060 16,761,829
55,090,029
Banks — 1.6%
AIB Group plc , (5-Year EURIBOR ICE Swap Rate
+ 3.71%), 6.00%
(a)(b)(j)
................ EUR 1,775 2,077,793
Banca Monte dei Paschi di Siena SpA, (5-Year
EURIBOR ICE Swap Rate + 2.15%), 4.38%,
10/02/35
(a)(b)
...................... 2,450 2,886,462
Banco Bilbao Vizcaya Argentaria SA
(a)(j)
(5-Year EURIBOR ICE Swap Rate + 5.54%),
8.38%
(b)
....................... 3,400 4,430,565
(5-Year EUR Swap Annual + 4.27%), 6.88%
(b)
1,600 1,995,447
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.25%), 7.75% .... USD 364 368,990
Banco Espirito Santo SA
(b)(c)(d)
2.63%, 05/08/17 ................... EUR 10,400 2,695,149
4.75%, 01/15/22 ................... 12,300 3,187,533
4.00%, 01/21/25 ................... 12,000 3,109,788
Bank of America Corp., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.68%), 6.63%
(a)(j)
.................. USD 80,990 83,877,537
Bankinter SA
(5-Year EURIBOR ICE Swap Rate + 4.71%),
7.38%
(a)(b)(j)
..................... EUR 2,800 3,537,384
Barclays plc
(a)(j)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.41%), 4.38% .... USD 7,990 7,437,411

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 5.43%), 8.00% .... USD 8,134 $ 8,531,972
(USISSO05 + 5.78%), 9.63% .......... 65,065 72,268,216
(USISSO05 + 3.69%), 7.63% .......... 14,500 14,562,249
BPER Banca SpA, (5-Year EURIBOR ICE Swap
Rate + 4.35%), 6.50%
(a)(b)(j)
............ EUR 395 476,941
CaixaBank SA
(a)(b)(j)
(5-Year EUR Swap Annual + 4.50%), 5.25% 800 949,729
(5-Year EUR Swap Annual + 6.35%), 5.88% 600 732,486
(5-Year EURIBOR ICE Swap Rate + 5.30%),
7.50% ........................ 1,200 1,551,360
(5-Year EURIBOR ICE Swap Rate + 3.94%),
6.25% ........................ 1,000 1,201,509
Citigroup, Inc.
(a)(j)
Series CC, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.69%),
7.13% ........................ USD 49,070 50,576,940
Series EE, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.57%),
6.75% ........................ 29,021 29,234,711
Series FF, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.73%),
6.95% ........................ 11,438 11,681,848
Series DD, (10-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.76%),
7.00% ........................ 11,695 12,293,386
Commerzbank AG
(a)(b)(j)
(5-Year EUR Swap Annual + 4.39%), 4.25% EUR 200 229,761
(5-Year EURIBOR ICE Swap Rate + 5.13%),
7.88% ........................ 1,000 1,308,131
(5-Year EURIBOR ICE Swap Rate + 4.24%),
6.63% ........................ 600 720,022
Cooperatieve Rabobank UA, (5-Year EUR Swap
Annual + 4.68%), 4.38%
(a)(b)(j)
........... 1,400 1,644,166
Eurobank Ergasias Services & Holdings SA,
(5-Year EURIBOR ICE Swap Rate + 2.00%),
4.25%, 04/30/35
(a)(b)
................. 1,300 1,519,060
Eurobank SA, (1-Year EURIBOR ICE Swap Rate
+ 1.70%), 4.00%, 02/07/36
(a)(b)
.......... 1,233 1,425,726
First-Citizens Bank & Trust Co., 6.00%, 04/01/36 USD 23,131 22,714,510
Intesa Sanpaolo SpA
(b)
5.15%, 06/10/30 ................... GBP 1,085 1,476,519
(5-Year EUR Swap Annual + 6.09%), 5.88%
(a)
(j)
............................ EUR 2,695 3,279,698
National Bank of Greece SA , (5-Year EURIBOR
ICE Swap Rate + 3.15%), 5.88%, 06/28/35
(a)(b)
2,675 3,360,302
NatWest Group plc
(a)(j)
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 3.29%), 7.50% ..... GBP 1,300 1,770,883
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.75%), 8.13% .... USD 14,150 15,262,954
Societe Generale SA , (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.79%), 8.13%
(a)(f)(j)
.................. 9,774 9,973,272
Toronto-Dominion Bank (The), (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.98%), 7.25%, 07/31/84
(a)
..... 27,476 28,197,355
Wells Fargo & Co., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.77%), 6.85%
(a)(j)
.................. 11,962 12,569,789
425,117,554
Biotechnology — 0.1%
Cidron Aida Finco SARL
(b)
7.00%, 10/27/31 ................... EUR 573 688,982
9.13%, 10/27/31 ................... GBP 525 735,337
Security
Par (000)
Par (000) Value
Biotechnology (continued)
Grifols SA
2.25%, 11/15/27
(b)
.................. EUR 16,848 $ 19,340,827
4.75%, 10/15/28
(f)
.................. USD 1,200 1,153,592
7.13%, 05/01/30
(b)
.................. EUR 2,218 2,710,961
24,629,699
Broadline Retail — 0.4%
ANGI Group LLC, 3.88%, 08/15/28
(f)
........ USD 6,076 5,664,870
B&M European Value Retail SA
6.50%, 11/27/31
(b)
.................. GBP 1,397 1,930,102
Getty Images, Inc., 11.25%, 02/21/30
(f)
...... USD 13,283 13,183,377
Match Group Holdings II LLC
(f)
4.63%, 06/01/28 ................... 5,285 5,157,234
4.13%, 08/01/30 ................... 2,949 2,757,865
3.63%, 10/01/31 ................... 8,128 7,272,449
Rakuten Group, Inc.
(f)
11.25%, 02/15/27 .................. 13,502 14,661,328
9.75%, 04/15/29 ................... 40,248 44,086,804
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 4.25%), 8.13%
(a)(j)
... 6,769 6,622,274
101,336,303
Building Products — 2.1%
Advanced Drainage Systems, Inc., 6.38%,
06/15/30
(f)
........................ 8,776 8,975,715
Builders FirstSource, Inc.
(f)
6.38%, 03/01/34 ................... 3,116 3,175,431
6.75%, 05/15/35 ................... 12,378 12,744,576
EMRLD Borrower LP
6.38%, 12/15/30
(b)
.................. EUR 1,929 2,386,753
6.38%, 12/15/30
(f)
.................. 9,160 11,333,676
6.63%, 12/15/30
(f)
.................. USD 177,229 181,158,521
6.75%, 07/15/31
(f)
.................. 16,873 17,463,471
HT Troplast GmbH, 9.38%, 07/15/28
(b)
....... EUR 2,163 2,681,527
JELD-WEN, Inc.
(f)
4.88%, 12/15/27 ................... USD 7,815 7,245,132
7.00%, 09/01/32 ................... 24,197 18,945,041
JH North America Holdings, Inc.
(f)
5.88%, 01/31/31 ................... 17,494 17,646,758
6.13%, 07/31/32 ................... 23,081 23,464,237
New Enterprise Stone & Lime Co., Inc.
(f)
5.25%, 07/15/28 ................... 9,760 9,785,874
9.75%, 07/15/28 ................... 13,004 13,034,351
PCF GmbH, 4.75%, 04/15/29
(b)
........... EUR 2,460 2,389,624
Quikrete Holdings, Inc.
(f)
6.38%, 03/01/32 ................... USD 86,415 88,862,266
6.75%, 03/01/33 ................... 18,336 18,919,561
Smyrna Ready Mix Concrete LLC
(f)
6.00%, 11/01/28 ................... 7,450 7,431,828
8.88%, 11/15/31 ................... 16,941 17,761,907
Standard Building Solutions, Inc., 6.50%,
08/15/32
(f)
........................ 37,735 38,664,564
Standard Industries, Inc.
2.25%, 11/21/26
(b)
.................. EUR 5,031 5,853,416
4.75%, 01/15/28
(f)
.................. USD 150 148,333
4.38%, 07/15/30
(f)
.................. 23,100 21,872,037
3.38%, 01/15/31
(f)
.................. 8,765 7,860,417
Wilsonart LLC, 11.00%, 08/15/32
(f)
......... 26,186 23,790,662
563,595,678
Capital Markets — 1.9%
Apollo Debt Solutions BDC
6.70%, 07/29/31 ................... 10,235 10,635,556
6.55%, 03/15/32
(f)
.................. 2,716 2,774,104
Ares Capital Corp., 5.50%, 09/01/30 ........ 15,155 15,107,951
Ares Strategic Income Fund
5.60%, 02/15/30 ................... 21,008 20,944,450

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
5.80%, 09/09/30
(f)
.................. USD 13,485 $ 13,532,115
Bain Capital Specialty Finance, Inc., 5.95%,
03/15/30 ........................ 4,175 4,127,102
Blackstone Private Credit Fund, 6.00%, 11/22/34 49,380 48,286,340
Blue Owl Capital Corp., 6.20%, 07/15/30 ..... 30,055 30,360,868
Blue Owl Capital Corp. II, 8.45%, 11/15/26 .... 6,331 6,577,070
Blue Owl Credit Income Corp., 7.75%, 09/16/27 13,548 14,210,876
Blue Owl Technology Finance Corp., 6.75%,
04/04/29 ........................ 3,691 3,764,211
Brookfield Finance, Inc., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.08%), 6.30%, 01/15/55
(a)
............ 38,945 37,268,398
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(f)
.................. 6,295 5,650,416
Deutsche Bank AG
(a)(b)(j)
(5-Year EURIBOR ICE Swap Rate + 4.55%),
4.50% ........................ EUR 1,000 1,147,041
(5-Year EURIBOR ICE Swap Rate + 4.75%),
4.63% ........................ 1,800 2,038,148
(5-Year EURIBOR ICE Swap Rate + 5.26%),
8.13% ........................ 800 1,006,108
(5-Year EURIBOR ICE Swap Rate + 4.60%),
7.13% ........................ 1,400 1,679,828
(5-Year EURIBOR ICE Swap Rate + 5.11%),
7.38% ........................ 1,600 1,961,828
Focus Financial Partners LLC, 6.75%, 09/15/31
(f)
USD 31,075 31,720,241
Goldman Sachs Group, Inc. (The)
(a)(j)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.46%), 6.85% .... 25,840 26,666,576
Series Y, (10-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.40%),
6.13% ........................ 55,358 55,430,796
HAT Holdings I LLC
(f)
3.38%, 06/15/26 ................... 1,350 1,321,390
8.00%, 06/15/27 ................... 3,326 3,465,123
Jane Street Group, 6.75%, 05/01/33
(f)
....... 14,905 15,325,411
Lehman Brothers Holdings, Inc.
0.00%, 12/30/16 ................... 1,000 400
5.38%, 10/17/17
(c)(d)
................. EUR 4,550 16,079
4.75%, 01/16/18
(c)(d)
................. 14,545 51,400
(3-mo. EURIBOR + 0.30%), 0.00%,
02/05/18
(a)(c)(d)
................... 22,800 80,572
State Street Corp., Series I, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.61%), 6.70%
(a)(j)
.................. USD 8,625 9,007,019
UBS Group AG
(a)(j)
(5-Year USD Swap Semi + 4.59%), 6.88%
(b)
1,299 1,299,974
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 4.75%), 9.25%
(f)
.... 30,852 33,674,156
(USISSO05 + 3.63%), 6.85%
(f)
......... 12,545 12,600,060
(USISSO05 + 3.08%), 7.00%
(f)
......... 19,860 19,756,359
(USISSO05 + 4.16%), 7.75%
(f)
......... 30,320 31,919,774
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 4.76%), 9.25%
(f)
.... 36,363 42,050,573
(USISSO05 + 3.18%), 7.13%
(f)
......... 21,550 21,461,415
526,919,728
Chemicals — 2.0%
Avient Corp., 6.25%, 11/01/31
(f)
........... 5,058 5,105,282
Axalta Coating Systems Dutch Holding B BV,
7.25%, 02/15/31
(f)
.................. 20,473 21,584,420
Axalta Coating Systems LLC, 3.38%, 02/15/29
(f)
13,666 12,944,415
Celanese US Holdings LLC
6.50%, 04/15/30 ................... 4,082 4,178,449
6.75%, 04/15/33 ................... 13,403 13,542,204
Security
Par (000)
Par (000) Value
Chemicals (continued)
Chemours Co. (The)
5.38%, 05/15/27 ................... USD 26,397 $ 26,160,913
5.75%, 11/15/28
(f)
.................. 21,613 20,257,975
8.00%, 01/15/33
(f)
.................. 11,415 10,689,101
Element Solutions, Inc., 3.88%, 09/01/28
(f)
.... 86,959 84,332,403
FIS Fabbrica Italiana Sintetici SpA, 5.63%,
08/01/27
(b)
....................... EUR 1,000 1,187,998
HB Fuller Co., 4.25%, 10/15/28 ........... USD 4,039 3,912,459
Herens Holdco SARL, 4.75%, 05/15/28
(f)
..... 11,515 10,334,425
INEOS Finance plc
(b)
6.38%, 04/15/29 ................... EUR 1,000 1,193,927
5.63%, 08/15/30 ................... 954 1,092,031
INEOS Styrolution Ludwigshafen GmbH, 2.25%,
01/16/27
(b)
....................... 400 456,479
Ingevity Corp., 3.88%, 11/01/28
(f)
.......... USD 4,329 4,128,497
Itelyum Regeneration Spa, 5.75%, 04/15/30
(b)
.. EUR 777 923,102
Kobe U.S. Midco 2, Inc., 9.25%, (9.25% Cash or
10.00% PIK), 11/01/26
(f)(i)
............. USD 20,027 17,584,538
Kronos International, Inc.
(b)
3.75%, 09/15/25 ................... EUR 365 428,340
9.50%, 03/15/29 ................... 2,658 3,371,868
Lune Holdings SARL, 5.63%, 11/15/28
(b)
..... 1,874 887,268
LYB International Finance III LLC, 6.15%,
05/15/35 ........................ USD 4,755 4,935,271
Mativ Holdings, Inc., 8.00%, 10/01/29
(f)
...... 9,523 8,628,567
Maxam Prill Sarl, 6.00%, 07/15/30
(b)
........ EUR 2,863 3,352,236
Methanex US Operations, Inc., 6.25%, 03/15/32
(f)
USD 7,063 7,042,468
Minerals Technologies, Inc., 5.00%, 07/01/28
(f)
. 7,620 7,495,108
Nobian Finance BV, 3.63%, 07/15/26
(b)
...... EUR 1,316 1,544,476
Olympus Water US Holding Corp.
9.63%, 11/15/28
(b)
.................. 2,525 3,123,040
9.75%, 11/15/28
(f)
.................. USD 45,331 47,734,903
5.38%, 10/01/29
(b)
.................. EUR 1,126 1,213,630
6.25%, 10/01/29
(f)
.................. USD 8,036 7,667,693
7.25%, 06/15/31
(f)
.................. 64,118 65,400,360
SCIL IV LLC
(b)
(3-mo. EURIBOR at 4.38% Floor + 4.38%),
6.55%, 11/01/26
(a)
................ EUR 512 604,493
9.50%, 07/15/28 ................... 1,016 1,258,058
Scotts Miracle-Gro Co. (The)
4.50%, 10/15/29 ................... USD 2,027 1,957,635
4.00%, 04/01/31 ................... 3,126 2,871,245
4.38%, 02/01/32 ................... 3,362 3,087,195
SK Invictus Intermediate II SARL, 5.00%,
10/30/29
(f)
........................ 28,825 27,913,649
Synthomer plc, 7.38%, 05/02/29
(b)
.......... EUR 1,904 2,220,771
WR Grace Holdings LLC
(f)
4.88%, 06/15/27 ................... USD 12,293 12,221,981
5.63%, 08/15/29 ................... 89,608 81,111,917
7.38%, 03/01/31 ................... 17,015 17,423,666
553,104,456
Commercial Services & Supplies — 3.7%
ADT Security Corp. (The), 4.88%, 07/15/32
(f)
.. 10,320 9,899,801
Allied Universal Holdco LLC
4.63%, 06/01/28
(f)
.................. 93,898 91,097,252
4.88%, 06/01/28
(b)
.................. GBP 3,773 4,964,779
6.00%, 06/01/29
(f)
.................. USD 75,484 73,413,527
6.88%, 06/15/30
(f)
.................. 48,986 49,650,446
7.88%, 02/15/31
(f)
.................. 130,627 136,464,982
Amber Finco plc, 6.63%, 07/15/29
(b)
........ EUR 3,278 4,040,099
APCOA Group GmbH, 6.00%, 04/15/31
(b)
..... 2,568 3,043,882
APi Group DE, Inc.
(f)
4.13%, 07/15/29 ................... USD 10,298 9,818,213
4.75%, 10/15/29 ................... 6,702 6,577,132
Aramark Services, Inc., 5.00%, 02/01/28
(f)
.... 10,373 10,331,258

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Arena Luxembourg Finance Sarl, (3-mo.
EURIBOR at 0.00% Floor + 2.50%), 4.82%,
05/01/30
(a)(b)
...................... EUR 1,332 $ 1,581,428
Brink's Co. (The)
(f)
4.63%, 10/15/27 ................... USD 304 302,066
6.50%, 06/15/29 ................... 9,747 10,047,146
6.75%, 06/15/32 ................... 26,596 27,696,995
Clean Harbors, Inc., 5.13%, 07/15/29
(f)
...... 2,198 2,171,411
Currenta Group Holdings SARL
(b)
5.50%, 05/15/30 ................... EUR 1,463 1,757,126
(3-mo. EURIBOR at 0.00% Floor + 4.00%),
6.14%, 05/15/32
(a)
................ 925 1,092,175
Deluxe Corp., 8.13%, 09/15/29
(f)
........... USD 8,581 8,856,176
Garda World Security Corp.
(f)
4.63%, 02/15/27 ................... 18,305 18,191,524
7.75%, 02/15/28 ................... 25,383 26,260,308
6.00%, 06/01/29 ................... 4,026 3,929,594
8.25%, 08/01/32 ................... 47,500 48,744,642
8.38%, 11/15/32 ................... 68,991 70,868,176
GFL Environmental, Inc.
(f)
4.00%, 08/01/28 ................... 11,119 10,784,600
4.75%, 06/15/29 ................... 30,488 30,081,580
4.38%, 08/15/29 ................... 13,187 12,805,073
6.75%, 01/15/31 ................... 25,182 26,351,024
Intrum AB
(b)(c)(d)
3.00%, 09/15/27 ................... EUR 3,291 3,277,112
9.25%, 03/15/28 ................... 768 805,152
Luna 2 5SARL, 5.50%, 07/01/32
(b)
......... 656 787,355
Madison IAQ LLC
(f)
4.13%, 06/30/28 ................... USD 5,948 5,778,312
5.88%, 06/30/29 ................... 38,970 38,337,677
OT Midco, Inc., 10.00%, 02/15/30
(f)
......... 3,727 2,876,316
Prime Security Services Borrower LLC, 6.25%,
01/15/28
(f)
........................ 21,609 21,642,840
Raven Acquisition Holdings LLC, 6.88%,
11/15/31
(f)
........................ 22,820 22,820,960
Reworld Holding Corp.
4.88%, 12/01/29
(f)
.................. 5,084 4,836,632
5.00%, 09/01/30 ................... 2,437 2,303,307
RR Donnelley & Sons Co., 9.50%, 08/01/29
(f)
.. 43,413 43,413,000
Techem Verwaltungsgesellschaft 674 mbH,
6.00%, 07/30/26
(b)
.................. EUR 2,110 2,485,563
Verisure Holding AB, 9.25%, 10/15/27
(b)
...... 1,046 1,283,489
Veritiv Operating Co., 10.50%, 11/30/30
(f)
..... USD 7,559 8,182,580
Waste Pro USA, Inc., 7.00%, 02/01/33
(f)
...... 75,663 78,547,122
Williams Scotsman, Inc.
(f)
4.63%, 08/15/28 ................... 614 603,437
6.63%, 06/15/29 ................... 2,344 2,406,170
6.63%, 04/15/30 ................... 22,796 23,679,368
7.38%, 10/01/31 ................... 9,234 9,719,699
Wrangler Holdco Corp., 6.63%, 04/01/32
(f)
.... 20,239 21,070,034
995,678,540
Communications Equipment — 0.3%
(f)
CommScope LLC
4.75%, 09/01/29 ................... 58,164 56,784,537
9.50%, 12/15/31 ................... 7,928 8,302,300
Viavi Solutions, Inc., 3.75%, 10/01/29 ....... 8,063 7,534,156
72,620,993
Construction & Engineering — 0.4%
Arcosa, Inc.
(f)
4.38%, 04/15/29 ................... 15,233 14,735,545
6.88%, 08/15/32 ................... 8,826 9,159,799
Brand Industrial Services, Inc., 10.38%,
08/01/30
(f)
........................ 63,991 59,040,421
Security
Par (000)
Par (000) Value
Construction & Engineering (continued)
Dycom Industries, Inc., 4.50%, 04/15/29
(f)
.... USD 5,838 $ 5,682,084
Heathrow Finance plc
(b)
3.88%, 03/01/27
(k)
.................. GBP 272 361,903
4.13%, 09/01/29
(k)
.................. 817 1,031,666
6.63%, 03/01/31 ................... 1,729 2,359,045
Pike Corp., 8.63%, 01/31/31
(f)
............ USD 5,328 5,794,621
98,165,084
Consumer Finance — 1.2%
Ally Financial, Inc., (SOFR Index + 1.96%),
5.74%, 05/15/29
(a)
.................. 3,930 3,999,966
Azorra Finance Ltd.
(f)
7.75%, 04/15/30 ................... 13,105 13,604,628
7.25%, 01/15/31 ................... 8,356 8,530,827
Bread Financial Holdings, Inc., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.30%), 8.38%, 06/15/35
(a)(f)
.... 3,043 3,063,914
GGAM Finance Ltd.
(f)
8.00%, 02/15/27 ................... 18,914 19,501,109
8.00%, 06/15/28 ................... 5,162 5,459,946
6.88%, 04/15/29 ................... 16,024 16,566,060
5.88%, 03/15/30 ................... 18,921 19,055,339
Global Aircraft Leasing Co. Ltd., 8.75%,
09/01/27
(f)
........................ 25,451 26,119,089
Macquarie Airfinance Holdings Ltd., 6.50%,
03/26/31
(f)
........................ 8,580 9,080,334
Navient Corp.
9.38%, 07/25/30 ................... 17,617 19,431,745
7.88%, 06/15/32 ................... 19,563 20,345,497
OneMain Finance Corp.
6.63%, 01/15/28 ................... 1,999 2,064,325
6.63%, 05/15/29 ................... 22,068 22,664,962
5.38%, 11/15/29 ................... 7,018 6,903,225
7.88%, 03/15/30 ................... 15,128 16,074,552
4.00%, 09/15/30 ................... 9,679 8,931,138
7.50%, 05/15/31 ................... 9,706 10,141,334
7.13%, 11/15/31 ................... 13,283 13,820,627
6.75%, 03/15/32 ................... 25,297 25,772,786
7.13%, 09/15/32 ................... 26,495 27,429,452
Phoenix Aviation Capital Ltd., 9.25%, 07/15/30
(f)
31,786 32,921,951
SLM Corp., 6.50%, 01/31/30 ............. 4,462 4,683,471
Volkswagen International Finance NV
(a)(b)(j)
(5-Year EURIBOR ICE Swap Rate + 3.17%),
5.49% ........................ EUR 300 356,167
(EUAMDB08 + 3.49%), 5.99% ......... 900 1,070,259
337,592,703
Consumer Staples Distribution & Retail — 0.7%
Albertsons Cos., Inc.
(f)
4.63%, 01/15/27 ................... USD 4,456 4,427,985
5.88%, 02/15/28 ................... 5,883 5,877,096
3.50%, 03/15/29 ................... 7,494 7,099,664
4.88%, 02/15/30 ................... 7,624 7,494,510
6.25%, 03/15/33 ................... 15,674 16,157,167
Bellis Acquisition Co. plc
(b)
8.13%, 05/14/30 ................... GBP 3,497 4,518,148
8.00%, 07/01/31 ................... EUR 345 407,287
ELO SACA
(b)
2.88%, 01/29/26 ................... 500 580,877
3.25%, 07/23/27 ................... 1,800 2,041,752
5.88%, 04/17/28 ................... 200 225,029
4.88%, 12/08/28 ................... 1,400 1,492,649
KeHE Distributors LLC, 9.00%, 02/15/29
(f)
.... USD 11,150 11,547,531
Lion/Polaris Lux 4 SA , (3-mo. EURIBOR at
0.00% Floor + 3.63%), 5.95%, 07/01/29
(a)(b)
. EUR 1,208 1,429,431

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Staples Distribution & Retail (continued)
Market Bidco Finco plc
(b)
4.75%, 11/04/27 ................... EUR 946 $ 1,108,599
5.50%, 11/04/27 ................... GBP 1,838 2,472,548
Ocado Group plc, 11.00%, 06/15/30
(b)
....... 1,214 1,620,797
Performance Food Group, Inc.
(f)
4.25%, 08/01/29 ................... USD 7,190 6,932,949
6.13%, 09/15/32 ................... 31,914 32,645,916
Picard Groupe SAS, 6.38%, 07/01/29
(b)
...... EUR 651 799,633
United Natural Foods, Inc., 6.75%, 10/15/28
(f)
.. USD 19,961 19,700,748
US Foods, Inc.
(f)
4.75%, 02/15/29 ................... 1,219 1,197,614
7.25%, 01/15/32 ................... 14,304 15,062,742
Walgreens Boots Alliance, Inc.
8.13%, 08/15/29 ................... 15,059 15,971,215
4.80%, 11/18/44 ................... 20,839 19,901,245
180,713,132
Containers & Packaging — 2.5%
Ardagh Metal Packaging Finance USA LLC
6.00%, 06/15/27
(f)
.................. 24,156 24,230,207
3.00%, 09/01/29
(b)
.................. EUR 4,204 4,435,251
4.00%, 09/01/29
(f)
.................. USD 87,836 80,183,464
Ardagh Packaging Finance plc
2.13%, 08/15/26
(b)
.................. EUR 14,438 16,277,908
4.13%, 08/15/26
(f)
.................. USD 33,871 31,800,466
Ball Corp., 4.25%, 07/01/32 .............. EUR 11,767 14,043,387
Clydesdale Acquisition Holdings, Inc.
(f)
6.63%, 04/15/29 ................... USD 22,654 22,982,141
6.88%, 01/15/30 ................... 41,864 42,796,633
8.75%, 04/15/30 ................... 20,927 21,404,638
6.75%, 04/15/32 ................... 62,679 64,325,506
Crown Americas LLC, 5.88%, 06/01/33
(f)
..... 39,270 39,538,410
Fiber Midco SpA
10.00%, (10.00% Cash or 10.75% PIK),
06/15/29
(b)(i)
.................... EUR 1,602 1,720,054
Graphic Packaging International LLC, 2.63%,
02/01/29
(b)
....................... 4,253 4,790,000
Kleopatra Finco SARL
(b)
4.25%, 03/01/26 ................... 1,620 1,789,263
4.25%, 03/01/26 ................... 1,329 1,467,859
9.00%, 09/01/29
(a)
.................. 1,134 1,004,332
LABL, Inc.
(f)
5.88%, 11/01/28 ................... USD 4,443 3,885,230
9.50%, 11/01/28 ................... 31,443 29,065,224
8.63%, 10/01/31 ................... 12,130 10,375,616
Mauser Packaging Solutions Holding Co.
(f)
7.88%, 04/15/27 ................... 183,359 186,364,621
9.25%, 04/15/27 ................... 10,215 10,143,377
OI European Group BV
6.25%, 05/15/28
(f)
.................. EUR 3,358 4,084,112
5.25%, 06/01/29
(b)
.................. 1,747 2,118,586
Owens-Brockway Glass Container, Inc., 6.63%,
05/13/27
(f)
........................ USD 1,272 1,272,581
Sealed Air Corp.
(f)
4.00%, 12/01/27 ................... 5,348 5,219,508
7.25%, 02/15/31 ................... 6,556 6,900,046
6.50%, 07/15/32 ................... 15,692 16,261,039
Trident TPI Holdings, Inc., 12.75%, 12/31/28
(f)
.. 8,398 8,908,439
Trivium Packaging Finance BV
6.63%, 07/15/30
(b)
.................. EUR 433 527,152
6.63%, 07/15/30
(f)
.................. 6,040 7,353,342
8.25%, 07/15/30
(f)
.................. USD 12,368 13,079,000
12.25%, 01/15/31
(f)
................. 7,498 8,037,361
686,384,753
Security
Par (000)
Par (000) Value
Distributors — 0.2%
(f)
American Builders & Contractors Supply Co.,
Inc., 3.88%, 11/15/29 ................ USD 4,912 $ 4,646,362
Gates Corp., 6.88%, 07/01/29 ............ 18,615 19,329,202
Resideo Funding, Inc.
4.00%, 09/01/29 ................... 3,756 3,540,407
6.50%, 07/15/32 ................... 24,611 25,213,773
52,729,744
Diversified Consumer Services — 0.8%
Belron UK Finance plc, 5.75%, 10/15/29
(f)
.... 43,598 43,961,751
Pachelbel Bidco SpA
(b)
(3-mo. EURIBOR at 0.00% Floor + 4.25%),
6.44%, 05/17/31
(a)
................ EUR 863 1,021,857
7.13%, 05/17/31 ................... 1,140 1,446,129
Service Corp. International
3.38%, 08/15/30 ................... USD 4,902 4,505,557
4.00%, 05/15/31 ................... 20,862 19,520,137
5.75%, 10/15/32 ................... 67,765 68,456,068
Sotheby's
(f)
7.38%, 10/15/27 ................... 37,331 36,901,253
5.88%, 06/01/29 ................... 10,717 9,650,892
Wand NewCo 3, Inc., 7.63%, 01/30/32
(f)
...... 29,986 31,513,157
216,976,801
Diversified REITs — 0.5%
(f)
Digital Realty Trust LP, 1.88%, 11/15/29
(l)
..... 5,773 6,069,732
Global Net Lease, Inc., 3.75%, 12/15/27 ..... 4,484 4,282,331
Iron Mountain Information Management Services,
Inc., 5.00%, 07/15/32 ................ 14,182 13,598,675
Uniti Group LP, 10.50%, 02/15/28 .......... 95,691 101,436,528
125,387,266
Diversified Telecommunication Services — 5.2%
Altice Financing SA
(f)
5.00%, 01/15/28 ................... 11,161 8,396,351
5.75%, 08/15/29 ................... 38,460 28,082,742
Altice France SA
3.38%, 01/15/28
(b)
.................. EUR 1,825 1,801,498
5.50%, 01/15/28
(f)
.................. USD 742 624,460
4.13%, 01/15/29
(b)
.................. EUR 378 374,152
5.13%, 01/15/29
(f)
.................. USD 19,166 15,835,907
5.13%, 07/15/29
(f)
.................. 95,904 79,267,054
4.25%, 10/15/29
(b)
.................. EUR 385 379,815
5.50%, 10/15/29
(f)
.................. USD 34,463 28,566,897
British Telecommunications plc, (5-Year U.K.
Government Bonds Note Generic Bid Yield +
3.82%), 8.38%, 12/20/83
(a)(b)
........... GBP 1,835 2,699,171
CCO Holdings LLC
5.38%, 06/01/29
(f)
.................. USD 13,241 13,192,584
6.38%, 09/01/29
(f)
.................. 57,837 58,995,837
4.75%, 03/01/30
(f)
.................. 8,289 8,030,403
4.50%, 08/15/30
(f)
.................. 7,671 7,313,375
4.25%, 02/01/31
(f)
.................. 22,599 21,111,386
7.38%, 03/01/31
(f)
.................. 69,708 72,734,024
4.75%, 02/01/32
(f)
.................. 23,325 22,124,390
4.50%, 05/01/32 ................... 3,931 3,660,716
4.50%, 06/01/33
(f)
.................. 6,639 6,068,247
4.25%, 01/15/34
(f)
.................. 71,120 63,310,100
Digi Romania SA, 3.25%, 02/05/28
(b)
........ EUR 900 1,034,976
eircom Finance DAC, 5.00%, 04/30/31
(b)
..... 2,790 3,294,697
Fibercop SpA
4.75%, 06/30/30
(b)
.................. 1,761 2,087,646
5.13%, 06/30/32
(b)
.................. 410 483,636
Series 2033, 6.38%, 11/15/33
(f)
......... USD 5,637 5,474,034
Series 2034, 6.00%, 09/30/34
(f)
......... 11,006 10,299,866
7.20%, 07/18/36
(f)
.................. 12,914 12,585,767
7.72%, 06/04/38
(f)
.................. 6,228 6,186,635

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
5.25%, 03/17/55 ................... EUR 400 $ 419,818
Frontier Communications Holdings LLC
5.88%, 10/15/27
(f)
.................. USD 14,491 14,496,492
5.00%, 05/01/28
(f)
.................. 28,027 28,015,201
6.75%, 05/01/29
(f)
.................. 7,956 8,060,033
5.88%, 11/01/29 ................... 13,081 13,211,760
6.00%, 01/15/30
(f)
.................. 17,055 17,274,975
8.75%, 05/15/30
(f)
.................. 90,118 94,251,824
8.63%, 03/15/31
(f)
.................. 28,421 30,197,532
Global Switch Finance BV, 1.38%, 10/07/30
(b)
.. EUR 1,022 1,127,323
Iliad Holding SASU
7.00%, 10/15/28
(f)
.................. USD 8,590 8,746,967
5.38%, 04/15/30
(b)
.................. EUR 2,415 2,921,558
6.88%, 04/15/31
(b)
.................. 2,113 2,653,905
8.50%, 04/15/31
(f)
.................. USD 44,999 48,132,055
7.00%, 04/15/32
(f)
.................. 32,021 32,808,108
Iliad SA, 5.38%, 02/15/29
(b)
.............. EUR 1,000 1,236,274
Intelsat Jackson Holdings SA, 6.50%, 03/15/30
(f)
USD 4,326 4,411,205
Kaixo Bondco Telecom SA, 5.13%, 09/30/29
(b)
. EUR 1,487 1,775,731
Level 3 Financing, Inc.
(f)
3.63%, 01/15/29 ................... USD 4,415 3,774,825
4.88%, 06/15/29 ................... 50,616 47,262,223
11.00%, 11/15/29 .................. 72,125 82,733,262
4.50%, 04/01/30 ................... 21,446 19,408,457
3.88%, 10/15/30 ................... 8,373 7,263,578
10.75%, 12/15/30 .................. 48,237 54,689,060
4.00%, 04/15/31 ................... 1,119 956,931
6.88%, 06/30/33 ................... 157,889 160,655,692
Lorca Telecom Bondco SA
(b)
4.00%, 09/18/27 ................... EUR 2,788 3,281,425
5.75%, 04/30/29 ................... 2,060 2,533,577
Lumen Technologies, Inc.
(f)
4.13%, 04/15/30 ................... USD 10,451 10,189,862
10.00%, 10/15/32 .................. 14,763 15,076,971
Sable International Finance Ltd., 7.13%,
10/15/32
(f)
........................ 28,501 28,581,159
Telecom Italia Capital SA, 7.72%, 06/04/38 ... 26,805 28,883,471
Virgin Media Secured Finance plc
5.25%, 05/15/29
(b)
.................. GBP 777 1,027,887
4.25%, 01/15/30
(b)
.................. 1,584 1,986,801
4.13%, 08/15/30
(b)
.................. 835 1,033,896
4.50%, 08/15/30
(f)
.................. USD 2,507 2,329,979
Windstream Services LLC, 8.25%, 10/01/31
(f)
.. 104,926 109,887,530
Zayo Group Holdings, Inc.
(f)
4.00%, 03/01/27 ................... 27,138 25,449,378
6.13%, 03/01/28 ................... 19,366 16,712,351
1,417,475,442
Electric Utilities — 1.2%
Alpha Generation LLC, 6.75%, 10/15/32
(f)
.... 18,586 19,159,285
California Buyer Ltd.
5.63%, 02/15/32
(b)
.................. EUR 2,053 2,487,374
6.38%, 02/15/32
(f)
.................. USD 15,151 15,175,696
ContourGlobal Power Holdings SA
5.00%, 02/28/30
(b)
.................. EUR 1,463 1,736,248
6.75%, 02/28/30
(f)
.................. USD 27,469 28,302,959
Duke Energy Corp. , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.59%), 6.45%, 09/01/54
(a)
............ 12,555 12,904,185
EDP SA, (5-Year EURIBOR ICE Swap Rate +
2.05%), 4.75%, 05/29/54
(a)(b)
........... EUR 1,700 2,051,168
Enel SpA, (5-Year EURIBOR ICE Swap Rate +
2.01%), 4.25%
(a)(b)(j)
................. 1,000 1,189,017
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
NextEra Energy Capital Holdings, Inc.
(a)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.46%), 6.75%,
06/15/54 ...................... USD 12,564 $ 13,034,773
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.05%), 6.38%,
08/15/55 ...................... 16,990 17,349,436
NRG Energy, Inc.
(f)
5.75%, 07/15/29 ................... 5,972 5,979,673
6.00%, 02/01/33 ................... 54,984 55,531,971
6.25%, 11/01/34 ................... 54,360 55,384,578
Pattern Energy Operations LP, 4.50%, 08/15/28
(f)
2,273 2,202,222
Terna - Rete Elettrica Nazionale, (5-Year
EURIBOR ICE Swap Rate + 2.14%), 4.75%
(a)
(b)(j)
............................. EUR 1,725 2,096,954
Vistra Operations Co. LLC
(f)
7.75%, 10/15/31 ................... USD 19,024 20,219,535
6.88%, 04/15/32 ................... 18,276 19,107,229
XPLR Infrastructure Operating Partners LP,
8.38%, 01/15/31
(f)
.................. 52,448 56,019,919
329,932,222
Electrical Equipment — 0.1%
Prysmian SpA, (5-Year EURIBOR ICE Swap
Rate + 3.01%), 5.25%
(a)(b)(j)
............ EUR 2,275 2,750,262
Sensata Technologies BV, 4.00%, 04/15/29
(f)
.. USD 4,683 4,453,911
Vertiv Group Corp., 4.13%, 11/15/28
(f)
....... 29,889 29,141,345
36,345,518
Electronic Equipment, Instruments & Components — 0.4%
(f)
Coherent Corp., 5.00%, 12/15/29 .......... 17,674 17,358,203
Insight Enterprises, Inc., 6.63%, 05/15/32 .... 11,819 12,175,177
Sensata Technologies, Inc.
4.38%, 02/15/30 ................... 34,122 32,576,417
3.75%, 02/15/31 ................... 5,654 5,153,745
6.63%, 07/15/32 ................... 33,493 34,469,321
Zebra Technologies Corp., 6.50%, 06/01/32 ... 6,766 6,957,322
108,690,185
Energy Equipment & Services — 1.3%
Archrock Partners LP
(f)
6.88%, 04/01/27 ................... 1,146 1,147,170
6.25%, 04/01/28 ................... 40,491 40,625,040
6.63%, 09/01/32 ................... 31,038 31,622,679
Diamond Foreign Asset Co., 8.50%, 10/01/30
(f)
. 5,779 6,017,309
Enerflex Ltd., 9.00%, 10/15/27
(f)
........... 5,010 5,166,112
Kodiak Gas Services LLC, 7.25%, 02/15/29
(f)
.. 37,653 38,948,677
Nabors Industries, Inc., 7.38%, 05/15/27
(f)
.... 8,354 8,249,557
Noble Finance II LLC, 8.00%, 04/15/30
(f)
..... 5,522 5,622,627
Oceaneering International, Inc., 6.00%, 02/01/28 4,248 4,283,016
OEG Finance plc
(b)
7.25%, 09/27/29 ................... EUR 2,342 2,881,864
7.25%, 09/27/29 ................... 388 468,470
Star Holding LLC, 8.75%, 08/01/31
(f)
........ USD 16,420 15,473,663
Tidewater, Inc., 9.13%, 07/15/30
(f)
.......... 15,133 15,569,731
Transocean Titan Financing Ltd., 8.38%,
02/01/28
(f)
........................ 364 369,447
Transocean, Inc.
(f)
8.00%, 02/01/27 ................... 24,193 23,832,981
8.25%, 05/15/29 ................... 12,370 11,436,586
8.75%, 02/15/30 ................... 18,091 18,603,977
8.50%, 05/15/31 ................... 7,860 7,016,215
USA Compression Partners LP, 7.13%,
03/15/29
(f)
........................ 20,767 21,284,763
Valaris Ltd., 8.38%, 04/30/30
(f)
............ 29,929 30,706,376
Vallourec SACA, 7.50%, 04/15/32
(f)
......... 22,167 23,236,779

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Energy Equipment & Services (continued)
Vantage Drilling International Ltd., 9.50%,
02/15/28
(f)
........................ USD 957 $ 952,215
Weatherford International Ltd., 8.63%, 04/30/30
(f)
30,088 31,012,520
344,527,774
Entertainment — 0.3%
Banijay Entertainment SAS
7.00%, 05/01/29
(b)
.................. EUR 2,238 2,755,147
8.13%, 05/01/29
(f)
.................. USD 4,483 4,650,938
Cinemark USA, Inc., 7.00%, 08/01/32
(f)
...... 2,620 2,719,992
Live Nation Entertainment, Inc.
(f)
4.75%, 10/15/27 ................... 11,849 11,720,183
3.75%, 01/15/28 ................... 6,495 6,284,845
Odeon Finco plc, 12.75%, 11/01/27
(f)
........ 17,241 18,014,879
Pinewood Finco plc
(b)
3.63%, 11/15/27 ................... GBP 311 406,817
6.00%, 03/27/30 ................... 3,314 4,492,118
Playtika Holding Corp., 4.25%, 03/15/29
(f)
.... USD 4,614 4,187,251
Starz Capital Holdings 1, Inc., 5.50%, 04/15/29
(f)
13,501 11,733,314
Warnermedia Holdings, Inc., 5.05%, 03/15/42 .. 26,397 17,784,979
84,750,463
Financial Services — 3.5%
Apollo Global Management, Inc., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.17%), 6.00%, 12/15/54
(a)
..... 23,856 23,262,830
Block, Inc.
2.75%, 06/01/26 ................... 16,670 16,320,480
3.50%, 06/01/31 ................... 2,653 2,433,513
6.50%, 05/15/32 ................... 114,082 117,701,023
Boost Newco Borrower LLC, 7.50%, 01/15/31
(f)
. 65,105 69,109,934
Bracken MidCo1 plc, 6.75%, (6.75% Cash or
7.50% PIK), 11/01/27
(b)(i)
.............. GBP 1,674 2,272,927
Corebridge Financial, Inc., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.65%), 6.38%, 09/15/54
(a)
............ USD 15,828 15,775,454
Fidelity Grand Harbour CLO DAC, Series 2023-
2X, Class D, (3-mo. EURIBOR at 4.10% Floor
+ 4.10%), 6.38%, 04/15/38
(a)(b)
.......... EUR 469 554,933
Freedom Mortgage Holdings LLC
(f)
9.25%, 02/01/29 ................... USD 11,674 12,125,551
9.13%, 05/15/31 ................... 24,265 25,011,932
8.38%, 04/01/32 ................... 9,030 9,127,316
Garfunkelux Holdco 3 SA
(b)
6.75%, 11/01/25 ................... EUR 759 646,855
7.75%, 11/01/25 ................... GBP 777 770,494
9.00%, 09/01/28 ................... EUR 1,524 1,815,316
HA Sustainable Infrastructure Capital, Inc.,
6.38%, 07/01/34 ................... USD 10,546 10,546,654
Jefferies Finance LLC
(f)
5.00%, 08/15/28 ................... 19,778 19,118,916
6.63%, 10/15/31 ................... 5,397 5,377,554
Midcap Financial Issuer Trust
(f)
6.50%, 05/01/28 ................... 24,807 24,572,540
5.63%, 01/15/30 ................... 22,020 20,340,975
Nationstar Mortgage Holdings, Inc.
(f)
6.00%, 01/15/27 ................... 76 76,082
6.50%, 08/01/29 ................... 33,598 34,318,811
5.13%, 12/15/30 ................... 5,705 5,773,911
5.75%, 11/15/31 ................... 9,639 9,789,291
7.13%, 02/01/32 ................... 50,627 52,586,012
Nationwide Building Society
(a)(b)(j)
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 5.63%), 5.75% ..... GBP 1,316 1,780,117
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 3.85%), 7.50% ..... 2,240 3,103,331
Security
Par (000)
Par (000) Value
Financial Services (continued)
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 3.59%), 7.88% ..... GBP 325 $ 456,707
PennyMac Financial Services, Inc.
(f)
7.88%, 12/15/29 ................... USD 8,777 9,320,147
7.13%, 11/15/30 ................... 22,138 22,943,491
6.88%, 05/15/32 ................... 25,332 25,901,210
6.88%, 02/15/33 ................... 10,969 11,243,225
ProGroup AG
(b)
5.13%, 04/15/29 ................... EUR 984 1,172,143
5.38%, 04/15/31 ................... 1,161 1,355,633
Rocket Cos., Inc.
(f)
6.13%, 08/01/30 ................... USD 86,640 88,288,759
6.38%, 08/01/33 ................... 72,970 74,662,942
Rocket Mortgage LLC
(f)
2.88%, 10/15/26 ................... 22,344 21,791,422
3.88%, 03/01/31 ................... 4,664 4,323,616
4.00%, 10/15/33 ................... 8,083 7,231,602
Shift4 Payments LLC
6.75%, 08/15/32
(f)
.................. 75,590 78,505,431
5.50%, 05/15/33
(f)
.................. EUR 19,120 23,297,400
5.50%, 05/15/33
(b)
.................. 855 1,041,803
Shift4 Payments, Inc., 0.00%, 12/15/25
(l)(m)
.... USD 2,000 2,525,000
Stena International SA
7.25%, 01/15/31
(f)
.................. 2,325 2,332,203
7.25%, 01/15/31
(b)
.................. 3,129 3,138,694
7.63%, 02/15/31
(f)
.................. 1,028 1,052,302
Titanium 2l Bondco SARL, 6.25%, (6.25% Cash
or 6.25% PIK), 01/14/31
(i)
............. EUR 5,120 1,585,871
UWM Holdings LLC, 6.63%, 02/01/30
(f)
...... USD 33,932 33,967,068
Walker & Dunlop, Inc., 6.63%, 04/01/33
(f)
..... 10,619 10,897,568
WEX, Inc., 6.50%, 03/15/33
(f)
............. 27,938 28,186,704
Worldline SA, 5.50%, 06/10/30
(b)
........... EUR 1,800 1,840,795
941,374,488
Food Products — 1.3%
B&G Foods, Inc., 8.00%, 09/15/28
(f)
........ USD 5,501 5,296,291
Chobani Holdco II LLC, 8.75%, (8.75% Cash or
9.50% PIK), 10/01/29
(f)(i)
.............. 96,146 100,650,771
Chobani LLC
(f)
4.63%, 11/15/28 ................... 41,717 40,944,822
7.63%, 07/01/29 ................... 68,963 71,863,722
Darling Global Finance BV
4.50%, 07/15/32
(b)
.................. EUR 1,780 2,122,096
4.50%, 07/15/32
(f)
.................. 13,375 15,945,522
Darling Ingredients, Inc., 6.00%, 06/15/30
(f)
... USD 16,309 16,524,344
Fiesta Purchaser, Inc.
(f)
7.88%, 03/01/31 ................... 1,162 1,233,120
9.63%, 09/15/32 ................... 5,820 6,141,078
Irca SpA , (3-mo. EURIBOR at 0.00% Floor +
3.75%), 5.72%, 12/15/29
(a)(b)
........... EUR 1,000 1,179,539
Lamb Weston Holdings, Inc.
(f)
4.88%, 05/15/28 ................... USD 5,545 5,510,741
4.13%, 01/31/30 ................... 5,961 5,684,387
4.38%, 01/31/32 ................... 21,227 19,879,077
Post Holdings, Inc.
(f)
4.63%, 04/15/30 ................... 1,289 1,239,031
4.50%, 09/15/31 ................... 2,107 1,955,737
6.25%, 02/15/32 ................... 7,913 8,132,065
6.38%, 03/01/33 ................... 23,576 23,790,942
6.25%, 10/15/34 ................... 19,615 19,726,394
Simmons Foods, Inc., 4.63%, 03/01/29
(f)
..... 6,955 6,566,725
Tereos Finance Groupe I SA
(b)
4.75%, 04/30/27 ................... EUR 252 298,261
7.25%, 04/15/28 ................... 1,933 2,346,906
357,031,571

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Gas Utilities — 0.1%
AltaGas Ltd. , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.57%),
7.20%, 10/15/54
(a)(f)
................. USD 14,809 $ 14,812,273
AmeriGas Partners LP, 9.50%, 06/01/30
(f)
.... 9,129 9,471,136
Suburban Propane Partners LP, 5.00%,
06/01/31
(f)
........................ 1,615 1,527,947
UGI International LLC, 2.50%, 12/01/29
(b)
..... EUR 1,474 1,619,263
27,430,619
Ground Transportation — 0.5%
Albion Financing 1 SARL
5.38%, 05/21/30
(b)
.................. 1,542 1,858,003
7.00%, 05/21/30
(f)
.................. USD 34,219 34,921,422
BCP V Modular Services Finance II plc
(b)
4.75%, 11/30/28 ................... EUR 2,400 2,775,354
6.13%, 11/30/28 ................... GBP 2,264 3,002,610
BCP V Modular Services Finance plc, 6.75%,
11/30/29
(b)
....................... EUR 797 837,569
Boels Topholding BV
(b)
6.25%, 02/15/29 ................... 1,589 1,937,733
5.75%, 05/15/30 ................... 1,399 1,709,493
EC Finance plc, 3.25%, 10/15/26
(b)(k)
........ 1,041 1,196,948
Edge Finco plc, 8.13%, 08/15/31
(b)
......... GBP 3,496 4,998,318
EquipmentShare.com, Inc., 8.00%, 03/15/33
(f)
.. USD 8,778 9,195,789
gategroup Finance Luxembourg SA, 3.00%,
02/28/27
(b)
....................... CHF 3,660 4,537,944
Genesee & Wyoming, Inc., 6.25%, 04/15/32
(f)
.. USD 29,794 30,400,993
Hertz Corp. (The), 12.63%, 07/15/29
(f)
....... 10,078 10,539,153
Kapla Holding SAS
(b)
(3-mo. EURIBOR at 0.00% Floor + 3.50%),
5.47%, 07/31/30
(a)
................ EUR 1,711 2,025,530
5.00%, 04/30/31 ................... 1,621 1,930,900
Loxam SAS, 6.38%, 05/15/28
(b)
........... 1,768 2,149,384
Mobico Group plc
(b)
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 4.14%), 4.25%
(a)(j)
... GBP 2,268 1,872,572
3.62%, 11/20/28
(k)
.................. 714 835,454
4.88%, 09/26/31 ................... EUR 1,072 1,022,364
SGL Group ApS
(a)
(3-mo. EURIBOR at 0.00% Floor + 4.75%),
7.01%, 04/22/30 ................. 2,690 3,174,459
(3-mo. EURIBOR at 0.00% Floor + 4.25%),
6.30%, 02/24/31
(b)(f)
............... 513 600,414
Watco Cos. LLC, 7.13%, 08/01/32
(f)
......... USD 8,603 8,992,854
130,515,260
Health Care Equipment & Supplies — 1.2%
Avantor Funding, Inc.
2.63%, 11/01/25
(b)
.................. EUR 5,701 6,702,062
3.88%, 07/15/28
(b)
.................. 1,235 1,449,313
4.63%, 07/15/28
(f)
.................. USD 23,466 23,042,653
3.88%, 11/01/29
(f)
.................. 13,639 12,913,424
Bausch + Lomb Corp.
8.38%, 10/01/28
(f)
.................. 78,480 81,913,500
(3-mo. EURIBOR at 0.00% Floor + 3.88%),
5.87%, 01/15/31
(a)(b)
............... EUR 810 960,149
Insulet Corp., 6.50%, 04/01/33
(f)
........... USD 17,827 18,586,181
Medline Borrower LP
(f)
3.88%, 04/01/29 ................... 26,017 24,956,576
6.25%, 04/01/29 ................... 30,858 31,699,930
5.25%, 10/01/29 ................... 101,438 100,647,270
Neogen Food Safety Corp., 8.63%, 07/20/30
(f)
. 9,072 9,383,505
Sotera Health Holdings LLC, 7.38%, 06/01/31
(f)
. 12,116 12,606,008
324,860,571
Security
Par (000)
Par (000) Value
Health Care Providers & Services — 2.3%
Acadia Healthcare Co., Inc., 7.38%, 03/15/33
(f)
. USD 2,923 $ 3,011,368
AHP Health Partners, Inc., 5.75%, 07/15/29
(f)
.. 25,769 25,129,050
Clariane SE, 7.88%, 06/27/30
(b)
........... EUR 1,000 1,186,820
Community Health Systems, Inc.
(f)
5.63%, 03/15/27 ................... USD 65,051 64,073,966
6.00%, 01/15/29 ................... 30,070 28,923,380
5.25%, 05/15/30 ................... 51,012 45,234,763
4.75%, 02/15/31 ................... 13,229 11,309,242
10.88%, 01/15/32 .................. 42,548 45,095,221
Concentra Health Services, Inc., 6.88%,
07/15/32
(f)
........................ 24,104 24,956,406
DaVita, Inc.
(f)
6.88%, 09/01/32 ................... 7,470 7,740,264
6.75%, 07/15/33 ................... 12,498 12,905,398
Encompass Health Corp.
4.75%, 02/01/30 ................... 4,854 4,792,390
4.63%, 04/01/31 ................... 5,903 5,712,502
Ephios Subco 3 SARL, 7.88%, 01/31/31
(b)
.... EUR 2,828 3,582,765
HAH Group Holding Co. LLC, 9.75%, 10/01/31
(f)
USD 13,194 13,080,706
HealthEquity, Inc., 4.50%, 10/01/29
(f)
........ 36,571 35,557,354
LifePoint Health, Inc.
(f)
9.88%, 08/15/30 ................... 7,837 8,477,338
11.00%, 10/15/30 .................. 45,854 50,585,949
8.38%, 02/15/32 ................... 15,963 17,009,280
10.00%, 06/01/32 .................. 20,242 20,882,963
Mehilainen Yhtiot Oy
(b)
5.13%, 06/30/32 ................... EUR 1,354 1,601,707
(3-mo. EURIBOR at 0.00% Floor + 3.38%),
5.41%, 06/30/32
(a)
................ 328 387,439
Molina Healthcare, Inc.
(f)
4.38%, 06/15/28 ................... USD 915 894,340
3.88%, 11/15/30 ................... 91 84,548
3.88%, 05/15/32 ................... 8,274 7,531,073
6.25%, 01/15/33 ................... 19,399 19,746,215
Option Care Health, Inc., 4.38%, 10/31/29
(f)
... 8,982 8,644,251
Prime Healthcare Services, Inc., 9.38%,
09/01/29
(f)
........................ 3,516 3,489,630
Star Parent, Inc., 9.00%, 10/01/30
(f)
......... 19,776 20,800,768
Surgery Center Holdings, Inc., 7.25%, 04/15/32
(f)
53,557 54,575,230
Tenet Healthcare Corp., 6.75%, 05/15/31 ..... 50,943 52,705,068
US Acute Care Solutions LLC, 9.75%, 05/15/29
(f)
20,123 20,755,627
620,463,021
Health Care REITs — 0.3%
MPT Operating Partnership LP
7.00%, 02/15/32
(f)
.................. EUR 19,230 23,206,952
7.00%, 02/15/32
(b)
.................. 2,698 3,255,973
8.50%, 02/15/32
(f)
.................. USD 57,857 60,550,590
87,013,515
Health Care Technology — 0.3%
IQVIA, Inc.
1.75%, 03/15/26
(b)
.................. EUR 2,964 3,456,669
2.25%, 03/15/29
(b)
.................. 600 676,379
6.50%, 05/15/30
(f)
.................. USD 2,391 2,465,079
6.25%, 06/01/32
(f)
.................. 65,615 67,335,307
73,933,434
Hotel & Resort REITs — 0.9%
Park Intermediate Holdings LLC, 7.00%,
02/01/30
(f)
........................ 13,761 14,152,342
Pebblebrook Hotel LP, 6.38%, 10/15/29
(f)
..... 7,868 7,910,275
Pebblebrook Hotel Trust, 1.75%, 12/15/26
(l)
... 885 836,398
RHP Hotel Properties LP
(f)
4.50%, 02/15/29 ................... 11,328 11,071,852
6.50%, 04/01/32 ................... 46,130 47,442,260
6.50%, 06/15/33 ................... 20,108 20,686,025

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotel & Resort REITs (continued)
RLJ Lodging Trust LP
(f)
3.75%, 07/01/26 ................... USD 3,645 $ 3,608,266
4.00%, 09/15/29 ................... 2,470 2,304,871
Service Properties Trust
8.63%, 11/15/31
(f)
.................. 86,667 93,043,265
8.88%, 06/15/32 ................... 25,878 26,609,260
XHR LP, 6.63%, 05/15/30
(f)
.............. 7,893 8,041,917
235,706,731
Hotels, Restaurants & Leisure — 4.4%
1011778 BC ULC
(f)
3.88%, 01/15/28 ................... 1,368 1,332,512
4.38%, 01/15/28 ................... 11,548 11,324,551
5.63%, 09/15/29 ................... 9,441 9,574,334
4.00%, 10/15/30 ................... 17,901 16,681,380
Allwyn Entertainment Financing UK plc
7.25%, 04/30/30
(b)
.................. EUR 2,572 3,219,043
Aramark International Finance SARL, 4.38%,
04/15/33
(b)
....................... 1,281 1,486,926
Boyne USA, Inc., 4.75%, 05/15/29
(f)
........ USD 20,493 19,885,235
Caesars Entertainment, Inc.
(f)
4.63%, 10/15/29 ................... 233 222,407
7.00%, 02/15/30 ................... 44,184 45,756,155
6.50%, 02/15/32 ................... 27,998 28,729,189
Carnival Corp.
(f)
6.00%, 05/01/29 ................... 30,117 30,431,482
5.88%, 06/15/31 ................... 31,185 31,769,719
6.13%, 02/15/33 ................... 62,931 64,387,978
Churchill Downs, Inc.
(f)
4.75%, 01/15/28 ................... 25,101 24,777,425
5.75%, 04/01/30 ................... 46,105 46,255,251
6.75%, 05/01/31 ................... 27,327 28,087,292
Cirsa Finance International SARL
(b)
10.38%, 11/30/27 .................. EUR 366 453,164
(3-mo. EURIBOR + 4.50%), 6.69%,
07/31/28
(a)
..................... 606 717,204
7.88%, 07/31/28 ................... 494 605,728
6.50%, 03/15/29 ................... 587 723,171
Deuce Finco plc, 5.50%, 06/15/27
(b)
........ GBP 1,223 1,663,978
Essendi SA
(b)
5.38%, 05/15/30 ................... EUR 481 577,356
5.63%, 05/15/32 ................... 627 744,458
(3-mo. EURIBOR + 3.75%), 5.81%,
05/15/32
(a)
..................... 552 655,907
Fertitta Entertainment LLC
(f)
4.63%, 01/15/29 ................... USD 12,084 11,574,256
6.75%, 01/15/30 ................... 8,122 7,494,994
Flutter Treasury DAC
4.00%, 06/04/31
(b)
.................. EUR 1,767 2,084,690
5.88%, 06/04/31
(f)
.................. USD 36,783 37,058,872
6.13%, 06/04/31
(b)
.................. GBP 835 1,153,533
Great Canadian Gaming Corp., 8.75%, 11/15/29
(f)
USD 22,899 22,413,983
Hilton Domestic Operating Co., Inc.
(f)
4.00%, 05/01/31 ................... 2,177 2,046,869
6.13%, 04/01/32 ................... 3,950 4,045,333
5.88%, 03/15/33 ................... 41,063 41,838,187
Las Vegas Sands Corp., 6.00%, 06/14/30 .... 11,235 11,590,848
Light & Wonder International, Inc.
(f)
7.25%, 11/15/29 ................... 3,781 3,895,397
7.50%, 09/01/31 ................... 2,853 2,985,413
Lindblad Expeditions Holdings, Inc., 9.00%,
05/15/28
(f)
........................ 7,003 7,310,579
Lindblad Expeditions LLC, 6.75%, 02/15/27
(f)
.. 13,037 13,113,840
Lottomatica Group SpA
(b)
4.88%, 01/31/31 ................... EUR 1,243 1,501,293
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
(3-mo. EURIBOR at 0.00% Floor + 3.25%),
5.25%, 06/01/31
(a)
................ EUR 933 $ 1,103,857
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(f)
. USD 18,522 14,549,757
Melco Resorts Finance Ltd.
(f)
5.63%, 07/17/27 ................... 800 798,000
5.75%, 07/21/28 ................... 3,400 3,326,492
5.38%, 12/04/29 ................... 32,198 30,207,198
7.63%, 04/17/32 ................... 17,566 17,776,792
Merlin Entertainments Group US Holdings, Inc.,
7.38%, 02/15/31
(f)
.................. 23,087 20,630,871
MGM China Holdings Ltd.
(f)
4.75%, 02/01/27 ................... 9,538 9,454,543
7.13%, 06/26/31 ................... 5,787 5,989,545
MGM Resorts International, 6.13%, 09/15/29 .. 24,421 24,839,717
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(f)
........................ 1,792 1,726,174
Mohegan Tribal Gaming Authority, 8.25%,
04/15/30
(f)
........................ 18,501 19,096,880
Motion Finco SARL, 7.38%, 06/15/30
(b)
...... EUR 1,157 1,278,048
NCL Corp. Ltd.
(f)
8.13%, 01/15/29 ................... USD 4,109 4,331,630
7.75%, 02/15/29 ................... 3,713 3,947,970
6.25%, 03/01/30 ................... 9,538 9,619,400
6.75%, 02/01/32 ................... 34,776 35,528,152
NCL Finance Ltd., 6.13%, 03/15/28
(f)
........ 7,852 7,979,736
Pinnacle Bidco plc, 10.00%, 10/11/28
(b)
...... GBP 1,393 2,021,091
Premier Entertainment Sub LLC
(f)
5.63%, 09/01/29 ................... USD 5,317 3,043,983
5.88%, 09/01/31 ................... 9,034 4,946,115
Raising Cane's Restaurants LLC, 9.38%,
05/01/29
(f)
........................ 2,189 2,310,089
Rivers Enterprise Borrower LLC, 6.63%,
02/01/33
(f)
........................ 9,087 9,098,746
Sabre GLBL, Inc.
(f)
8.63%, 06/01/27 ................... 9,413 9,636,559
10.75%, 11/15/29 .................. 26,595 27,327,587
11.13%, 07/15/30 .................. 28,756 30,078,776
Scientific Games Holdings LP, 6.63%, 03/01/30
(f)
9,550 9,202,939
Six Flags Entertainment Corp.
7.00%, 07/01/25
(f)
.................. 1,991 1,991,000
5.38%, 04/15/27 ................... 31 30,967
5.25%, 07/15/29 ................... 1,701 1,665,779
7.25%, 05/15/31
(f)
.................. 8,262 8,490,740
6.63%, 05/01/32
(f)
.................. 3,065 3,161,347
Station Casinos LLC
(f)
4.50%, 02/15/28 ................... 9,401 9,218,658
4.63%, 12/01/31 ................... 17,586 16,473,397
6.63%, 03/15/32 ................... 9,019 9,222,037
Stonegate Pub Co. Financing plc
(b)
(3-mo. EURIBOR + 6.63%), 8.77%,
07/31/29
(a)
..................... EUR 2,263 2,705,686
10.75%, 07/31/29 .................. GBP 1,584 2,254,065
TUI AG, 5.88%, 03/15/29
(b)
.............. EUR 1,527 1,866,182
TUI Cruises GmbH
(b)
6.25%, 04/15/29 ................... 418 512,694
5.00%, 05/15/30 ................... 1,895 2,244,884
Vail Resorts, Inc.
(f)
5.63%, 07/15/30 ................... USD 15,023 15,023,000
6.50%, 05/15/32 ................... 20,126 20,795,169
Viking Cruises Ltd.
(f)
5.88%, 09/15/27 ................... 12,325 12,331,890
9.13%, 07/15/31 ................... 42,185 45,433,287
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(f)
........................ 8,471 8,429,687
Voyager Parent LLC, 9.25%, 07/01/32
(f)
...... 21,857 22,740,606

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Wynn Macau Ltd.
(f)
5.50%, 01/15/26 ................... USD 10,758 $ 10,733,122
5.50%, 10/01/27 ................... 2,600 2,580,500
5.63%, 08/26/28 ................... 56,145 55,064,209
4.50%, 03/07/29
(l)
.................. 1,658 1,646,394
5.13%, 12/15/29 ................... 22,329 21,347,417
Wynn Resorts Finance LLC
(f)
5.13%, 10/01/29 ................... 35,779 35,520,765
7.13%, 02/15/31 ................... 18,202 19,411,723
6.25%, 03/15/33 ................... 20,053 20,181,580
1,201,097,364
Household Durables — 0.8%
Ashton Woods USA LLC
(f)
4.63%, 08/01/29 ................... 4,879 4,659,445
4.63%, 04/01/30 ................... 3,541 3,367,297
Beazer Homes USA, Inc., 5.88%, 10/15/27 ... 3,979 3,986,739
Brookfield Residential Properties, Inc.
(f)
5.00%, 06/15/29 ................... 20,861 18,985,150
4.88%, 02/15/30 ................... 13,025 11,626,012
Dream Finders Homes, Inc., 8.25%, 08/15/28
(f)
. 6,941 7,236,180
Empire Communities Corp., 9.75%, 05/01/29
(f)
. 3,105 3,175,318
K. Hovnanian Enterprises, Inc., 11.75%,
09/30/29
(f)
........................ 38,306 41,526,002
LGI Homes, Inc.
(f)
8.75%, 12/15/28 ................... 1,309 1,360,757
4.00%, 07/15/29 ................... 5,385 4,818,414
7.00%, 11/15/32 ................... 7,750 7,376,062
Mattamy Group Corp., 4.63%, 03/01/30
(f)
..... 4,116 3,956,059
Meritage Homes Corp., 1.75%, 05/15/28
(l)
.... 28,161 27,266,185
New Home Co., Inc. (The), 9.25%, 10/01/29
(f)
.. 13,753 14,258,093
Newell Brands, Inc., 8.50%, 06/01/28
(f)
...... 14,373 15,094,683
Somnigroup International, Inc.
(f)
4.00%, 04/15/29 ................... 4,736 4,527,976
3.88%, 10/15/31 ................... 653 593,684
STL Holding Co. LLC, 8.75%, 02/15/29
(f)
..... 7,436 7,768,590
TRI Pointe Homes, Inc., 5.25%, 06/01/27 ..... 103 103,448
Whirlpool Corp.
6.13%, 06/15/30 ................... 14,693 14,822,133
6.50%, 06/15/33 ................... 15,589 15,638,920
212,147,147
Household Products — 0.0%
Central Garden & Pet Co.
4.13%, 10/15/30 ................... 608 573,947
4.13%, 04/30/31
(f)
.................. 3,291 3,055,154
Kronos Acquisition Holdings, Inc., 8.25%,
06/30/31
(f)
........................ 3,606 3,274,545
6,903,646
Independent Power and Renewable Electricity Producers — 0.6%
AES Corp. (The), (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.20%), 7.60%, 01/15/55
(a)
............ 19,967 20,558,021
Calpine Corp.
(f)
5.13%, 03/15/28 ................... 19,439 19,417,221
4.63%, 02/01/29 ................... 629 621,218
5.00%, 02/01/31 ................... 7,712 7,629,011
Clearway Energy Operating LLC
(f)
4.75%, 03/15/28 ................... 321 317,176
3.75%, 01/15/32 ................... 25,410 22,802,964
Lightning Power LLC, 7.25%, 08/15/32
(f)
..... 5,671 5,968,448
Vistra Corp., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 6.93%),
8.00%
(a)(f)(j)
....................... 11,499 11,777,828
XPLR Infrastructure LP
(f)(l)
0.00%, 11/15/25
(m)
.................. 34,245 33,303,269
Security
Par (000)
Par (000) Value
Independent Power and Renewable Electricity Producers
(continued)
2.50%, 06/15/26 ................... USD 45,673 $ 43,617,648
166,012,804
Insurance — 5.3%
Acrisure LLC, 6.75%, 07/01/32
(f)
........... 8,773 8,897,340
Alliant Holdings Intermediate LLC
(f)
4.25%, 10/15/27 ................... 57,673 56,611,880
6.75%, 10/15/27 ................... 63,837 63,799,337
6.75%, 04/15/28 ................... 11,137 11,321,930
5.88%, 11/01/29 ................... 51,973 51,232,858
7.00%, 01/15/31 ................... 64,732 66,959,428
7.38%, 10/01/32 ................... 29,132 30,029,673
AmWINS Group, Inc.
(f)
6.38%, 02/15/29 ................... 5,428 5,532,413
4.88%, 06/30/29 ................... 8,311 8,076,750
APH Somerset Investor 2 LLC, 7.88%, 11/01/29
(f)
14,841 15,181,007
Ardonagh Finco Ltd.
6.88%, 02/15/31
(b)
.................. EUR 17,372 21,026,985
7.75%, 02/15/31
(f)
.................. USD 85,817 89,719,013
Ardonagh Group Finance Ltd., 8.88%, 02/15/32
(f)
87,603 92,180,005
AssuredPartners, Inc., 7.50%, 02/15/32
(f)
..... 26,279 28,158,553
Howden UK Refinance plc
(f)
7.25%, 02/15/31 ................... 89,707 92,893,123
8.13%, 02/15/32 ................... 48,097 50,021,794
HUB International Ltd.
(f)
7.25%, 06/15/30 ................... 194,510 203,269,758
7.38%, 01/31/32 ................... 254,193 265,969,363
Jones Deslauriers Insurance Management, Inc.
(f)
8.50%, 03/15/30 ................... 28,250 29,942,966
10.50%, 12/15/30 .................. 22,891 24,397,409
NN Group NV , (5-Year EURIBOR ICE Swap Rate
+ 3.45%), 5.75%
(a)(b)(j)
................ EUR 1,225 1,429,728
Panther Escrow Issuer LLC, 7.13%, 06/01/31
(f)
. USD 155,897 161,938,165
Ryan Specialty LLC
(f)
4.38%, 02/01/30 ................... 2,807 2,714,936
5.88%, 08/01/32 ................... 18,232 18,375,413
Unipol Assicurazioni SpA
4.90%, 05/23/34
(b)
.................. EUR 2,600 3,213,890
USI, Inc., 7.50%, 01/15/32
(f)
.............. USD 33,888 35,757,228
1,438,650,945
Interactive Media & Services — 0.2%
Snap, Inc., 6.88%, 03/01/33
(f)
............. 51,282 52,621,792
IT Services — 0.8%
Acuris Finance US, Inc.
(f)
5.00%, 05/01/28 ................... 26,589 25,373,122
9.00%, 08/01/29 ................... 8,506 8,697,010
Almaviva-The Italian Innovation Co. SpA, 5.00%,
10/30/30
(b)
....................... EUR 2,788 3,284,125
Atos SE
(b)(k)
9.00%, 12/18/29 ................... 2,937 3,858,722
5.00%, 12/18/30 ................... 4,125 4,129,441
1.00%, 12/18/32 ................... 2,606 1,301,090
CA Magnum Holdings, 5.38%, 10/31/26
(f)
..... USD 41,265 40,902,900
Cablevision Lightpath LLC
(f)
3.88%, 09/15/27 ................... 16,342 15,750,617
5.63%, 09/15/28 ................... 5,738 5,543,228
Cedacri SpA , (3-mo. EURIBOR at 4.63% Floor +
4.63%), 6.77%, 05/15/28
(a)(b)
........... EUR 2,277 2,682,222
CoreWeave, Inc., 9.25%, 06/01/30
(f)
........ USD 21,095 21,566,122
Engineering - Ingegneria Informatica - SpA,
8.63%, 02/15/30
(b)
.................. EUR 386 486,442
Fortress Intermediate 3, Inc., 7.50%, 06/01/31
(f)
USD 42,821 44,860,007
ION Trading Technologies SARL
(f)
5.75%, 05/15/28 ................... 1,416 1,366,218

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
IT Services (continued)
9.50%, 05/30/29 ................... USD 10,430 $ 10,711,621
Twilio, Inc.
3.63%, 03/15/29 ................... 6,443 6,134,016
3.88%, 03/15/31 ................... 11,940 11,167,136
United Group BV
(b)
3.63%, 02/15/28 ................... EUR 1,405 1,615,390
(3-mo. EURIBOR at 0.00% Floor + 4.25%),
6.39%, 02/15/31
(a)
................ 1,278 1,505,420
6.75%, 02/15/31 ................... 136 164,004
6.50%, 10/31/31 ................... 821 977,131
212,075,984
Life Sciences Tools & Services — 0.0%
(f)
Charles River Laboratories International, Inc.,
4.00%, 03/15/31 ................... USD 3,131 2,868,914
Fortrea Holdings, Inc., 7.50%, 07/01/30 ...... 4,359 3,945,660
6,814,574
Machinery — 1.2%
Amsted Industries, Inc., 6.38%, 03/15/33
(f)
.... 9,219 9,370,809
ATS Corp., 4.13%, 12/15/28
(f)
............. 4,992 4,773,360
Chart Industries, Inc.
(f)
7.50%, 01/01/30 ................... 29,936 31,340,777
9.50%, 01/01/31 ................... 990 1,056,736
Enpro, Inc., 6.13%, 06/01/33
(f)
............ 11,556 11,813,949
Esab Corp., 6.25%, 04/15/29
(f)
............ 6,938 7,103,548
GrafTech Global Enterprises, Inc., 9.88%,
12/23/29
(f)
........................ 8,471 6,692,090
Husky Injection Molding Systems Ltd., 9.00%,
02/15/29
(f)
........................ 41,166 43,041,028
IMA Industria Macchine Automatiche SpA
(b)
3.75%, 01/15/28 ................... EUR 303 353,988
(3-mo. EURIBOR at 0.00% Floor + 3.75%),
6.03%, 04/15/29
(a)
................ 2,563 3,034,783
Manitowoc Co., Inc. (The), 9.25%, 10/01/31
(f)
.. USD 8,672 9,126,784
Nova Alexandre III SAS, (3-mo. EURIBOR at
0.00% Floor + 5.25%), 7.53%, 07/15/29
(a)(b)
. EUR 1,473 1,756,857
Terex Corp.
(f)
5.00%, 05/15/29 ................... USD 18,815 18,365,584
6.25%, 10/15/32 ................... 15,651 15,682,709
TK Elevator Holdco GmbH
6.63%, 07/15/28
(b)
.................. EUR 8,231 9,720,418
7.63%, 07/15/28
(f)
.................. USD 28,733 28,762,827
TK Elevator Midco GmbH
4.38%, 07/15/27
(b)
.................. EUR 14,173 16,694,059
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(f)
. USD 92,399 92,334,217
Wabash National Corp., 4.50%, 10/15/28
(f)
.... 10,665 9,647,984
320,672,507
Media — 5.2%
Adelphia Communications Corp., Escrow, Series
B, 10.50%, 07/15/04
(c)(d)(e)
............. 800 —
Cable One, Inc.
(l)
0.00%, 03/15/26
(m)
................. 5,319 5,032,306
1.13%, 03/15/28 ................... 23,262 17,737,344
Century Communications Corp. Escrow, 0.00%,
03/15/13
(c)(d)(e)
..................... 625 —
Clear Channel Outdoor Holdings, Inc.
(f)
5.13%, 08/15/27 ................... 26,356 26,056,174
7.75%, 04/15/28 ................... 11,557 10,921,365
9.00%, 09/15/28 ................... 39,358 41,240,215
7.50%, 06/01/29 ................... 50,586 46,786,870
7.88%, 04/01/30 ................... 62,950 64,979,760
CMG Media Corp., 8.88%, 06/18/29
(f)
....... 8,029 7,568,644
CSC Holdings LLC
(f)
5.50%, 04/15/27 ................... 25,536 24,380,408
5.38%, 02/01/28 ................... 18,753 17,169,423
Security
Par (000)
Par (000) Value
Media (continued)
11.25%, 05/15/28 .................. USD 61,915 $ 61,681,983
11.75%, 01/31/29 .................. 76,704 72,957,454
4.13%, 12/01/30 ................... 5,210 3,675,721
3.38%, 02/15/31 ................... 10,221 7,082,019
4.50%, 11/15/31 ................... 5,123 3,604,978
DirecTV Financing LLC, 5.88%, 08/15/27
(f)
.... 53,532 53,357,284
DISH DBS Corp.
(f)
5.25%, 12/01/26 ................... 46,105 41,840,287
5.75%, 12/01/28 ................... 74,180 64,212,063
DISH Network Corp., 11.75%, 11/15/27
(f)
..... 98,650 101,690,985
EchoStar Corp.
10.75%, 11/30/29 .................. 94,229 97,055,917
6.75%, 11/30/30 ................... 143,869 130,436,343
Gray Media, Inc.
(f)
7.00%, 05/15/27 ................... 23,624 23,613,421
10.50%, 07/15/29 .................. 36,528 39,241,117
Lamar Media Corp., 3.63%, 01/15/31 ....... 3,635 3,358,883
LCPR Senior Secured Financing DAC, 6.75%,
10/15/27
(f)
........................ 28,864 19,442,502
Midcontinent Communications, 8.00%, 08/15/32
(f)
29,158 30,857,153
Neptune Bidco US, Inc., 9.29%, 04/15/29
(f)
.... 43,820 42,666,877
Outfront Media Capital LLC
(f)
5.00%, 08/15/27 ................... 6,618 6,584,934
4.25%, 01/15/29 ................... 22,417 21,445,754
4.63%, 03/15/30 ................... 11,275 10,768,887
7.38%, 02/15/31 ................... 9,025 9,554,894
Radiate Holdco LLC, 4.50%, 09/15/26
(f)
...... 8,933 7,637,715
SES SA
(b)
4.13%, 06/24/30 ................... EUR 525 623,719
4.88%, 06/24/33 ................... 725 862,291
Sinclair Television Group, Inc., 8.13%, 02/15/33
(f)
USD 40,872 41,289,565
Sirius XM Radio LLC
(f)
3.13%, 09/01/26 ................... 17,020 16,698,911
5.00%, 08/01/27 ................... 47,126 46,722,306
4.00%, 07/15/28 ................... 10,187 9,783,834
Stagwell Global LLC, 5.63%, 08/15/29
(f)
...... 3,605 3,448,272
Sunrise FinCo. I BV, 4.88%, 07/15/31
(f)
...... 22,229 21,023,077
Tele Columbus AG, 10.00%, (10.00% Cash or
10.00% PIK), 01/01/29
(a)(b)(i)
............ EUR 3,681 2,849,359
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(f)
.................. USD 9,600 9,499,049
Univision Communications, Inc.
(f)
6.63%, 06/01/27 ................... 29,023 28,943,825
8.00%, 08/15/28 ................... 45,184 45,851,774
8.50%, 07/31/31 ................... 32,116 32,151,574
Virgin Media O2 Vendor Financing Notes V DAC,
7.88%, 03/15/32
(b)
.................. GBP 2,553 3,577,281
Virgin Media Vendor Financing Notes III DAC,
4.88%, 07/15/28
(b)
.................. 1,185 1,547,294
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 07/15/28
(f)
.................. USD 19,420 19,011,900
VZ Secured Financing BV, 3.50%, 01/15/32
(b)
.. EUR 1,737 1,877,091
Ziggo Bond Co. BV, 5.13%, 02/28/30
(f)
....... USD 3,386 2,956,172
Ziggo BV
2.88%, 01/15/30
(b)
.................. EUR 1,250 1,380,163
4.88%, 01/15/30
(f)
.................. USD 2,105 1,966,119
1,406,703,256
Metals & Mining — 2.1%
Aris Mining Corp., 8.00%, 10/31/29
(f)
........ 4,849 4,930,706
Arsenal AIC Parent LLC
(f)
8.00%, 10/01/30 ................... 8,910 9,508,663
11.50%, 10/01/31 .................. 70,118 78,597,580
Big River Steel LLC, 6.63%, 01/31/29
(f)
...... 62,688 63,194,017
Carpenter Technology Corp., 7.63%, 03/15/30 . 22,590 23,375,929

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
Cleveland-Cliffs, Inc.
5.88%, 06/01/27 ................... USD 6,177 $ 6,172,021
6.88%, 11/01/29
(f)
.................. 27,783 27,353,447
Constellium SE
5.63%, 06/15/28
(f)
.................. 21,765 21,637,679
3.75%, 04/15/29
(f)
.................. 42,739 40,160,911
5.38%, 08/15/32
(b)
.................. EUR 553 659,549
6.38%, 08/15/32
(f)
.................. USD 25,392 25,814,269
ERO Copper Corp., 6.50%, 02/15/30
(f)
....... 20,376 20,274,120
First Quantum Minerals Ltd.
(f)
9.38%, 03/01/29 ................... 60,341 63,940,340
8.00%, 03/01/33 ................... 12,699 13,020,412
Kaiser Aluminum Corp.
(f)
4.63%, 03/01/28 ................... 11,773 11,518,338
4.50%, 06/01/31 ................... 55,476 51,898,386
New Gold, Inc., 6.88%, 04/01/32
(f)
.......... 22,690 23,383,792
Novelis Corp.
(f)
4.75%, 01/30/30 ................... 15,093 14,444,001
6.88%, 01/30/30 ................... 35,341 36,540,153
3.88%, 08/15/31 ................... 28,840 25,914,621
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29
(b)
. EUR 13,100 14,969,302
577,308,236
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
(f)
Blackstone Mortgage Trust, Inc.
3.75%, 01/15/27 ................... USD 22,907 22,275,106
7.75%, 12/01/29 ................... 3,737 3,975,098
Rithm Capital Corp., 8.00%, 07/15/30 ....... 9,802 9,851,010
Starwood Property Trust, Inc.
7.25%, 04/01/29 ................... 8,509 8,949,940
6.00%, 04/15/30 ................... 8,849 8,950,259
6.50%, 07/01/30 ................... 15,341 15,845,105
6.50%, 10/15/30 ................... 16,429 16,961,957
86,808,475
Multi-Utilities — 0.0%
(a)
A2A SpA , (5-Year EURIBOR ICE Swap Rate +
2.26%), 5.00%
(b)(j)
.................. EUR 1,084 1,321,824
CenterPoint Energy, Inc., Series B, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.95%), 6.85%, 02/15/55 ...... USD 8,921 9,229,327
Centrica plc, (5-Year U.K. Government Bonds
Note Generic Bid Yield + 2.51%), 6.50%,
05/21/55
(b)
....................... GBP 1,039 1,442,228
Dominion Energy, Inc. , (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.21%), 6.63%, 05/15/55 .............. USD 4,585 4,653,193
16,646,572
Office REITs — 0.0%
alstria office AG, 5.50%, 03/20/31
(b)
......... EUR 700 839,572
Oil, Gas & Consumable Fuels — 6.9%
Aethon United BR LP, 7.50%, 10/01/29
(f)
..... USD 24,444 25,640,143
Antero Midstream Partners LP
(f)
5.38%, 06/15/29 ................... 3,148 3,124,346
6.63%, 02/01/32 ................... 11,601 11,982,093
Ascent Resources Utica Holdings LLC
9.00%, 11/01/27
(b)
.................. 215 262,837
9.00%, 11/01/27
(f)
.................. 10,223 12,497,618
5.88%, 06/30/29
(f)
.................. 403 403,685
6.63%, 07/15/33
(f)
.................. 12,509 12,690,350
Blue Racer Midstream LLC
(f)
7.00%, 07/15/29 ................... 15,790 16,479,375
7.25%, 07/15/32 ................... 11,101 11,763,252
Buckeye Partners LP
6.88%, 07/01/29
(f)
.................. 1,239 1,283,631
6.75%, 02/01/30
(f)
.................. 4,642 4,818,567
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
5.85%, 11/15/43 ................... USD 4,622 $ 4,073,629
5.60%, 10/15/44 ................... 5,428 4,577,420
Chord Energy Corp., 6.75%, 03/15/33
(f)
...... 6,213 6,347,343
CITGO Petroleum Corp., 8.38%, 01/15/29
(f)
... 33,613 34,962,528
Civitas Resources, Inc.
(f)
8.38%, 07/01/28 ................... 8,693 8,900,858
8.75%, 07/01/31 ................... 3,811 3,853,337
CNX Midstream Partners LP, 4.75%, 04/15/30
(f)
5,936 5,606,988
CNX Resources Corp., 7.25%, 03/01/32
(f)
.... 5,591 5,788,988
Comstock Resources, Inc.
(f)
6.75%, 03/01/29 ................... 28,908 28,922,994
5.88%, 01/15/30 ................... 41,921 40,718,677
CQP Holdco LP, 5.50%, 06/15/31
(f)
......... 61,763 61,015,433
Crescent Energy Finance LLC
(f)
7.63%, 04/01/32 ................... 30,932 30,202,011
7.38%, 01/15/33 ................... 33,977 32,475,406
8.38%, 01/15/34 ................... 27,978 27,995,470
Delek Logistics Partners LP, 7.38%, 06/30/33
(f)
. 21,442 21,342,091
Enbridge, Inc.
(a)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.97%), 7.20%,
06/27/54 ...................... 11,655 11,973,684
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.12%), 7.38%,
03/15/55 ...................... 14,702 15,275,201
Encino Acquisition Partners Holdings LLC,
8.75%, 05/01/31
(f)
.................. 18,793 20,754,162
Energy Transfer LP
(a)
Series G, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.31%),
7.13%
(j)
....................... 14,728 15,002,883
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.02%), 8.00%,
05/15/54 ...................... 27,802 29,578,103
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.83%), 7.13%,
10/01/54 ...................... 20,407 20,926,726
Eni SpA, (5-Year EUR Swap Annual + 2.08%),
4.50%
(a)(b)(j)
....................... EUR 1,000 1,186,785
Excelerate Energy LP, 8.00%, 05/15/30
(f)
..... USD 13,375 14,099,370
Genesis Energy LP
7.75%, 02/01/28 ................... 7,932 8,049,343
8.25%, 01/15/29 ................... 6,673 6,977,889
8.88%, 04/15/30 ................... 2,688 2,854,067
7.88%, 05/15/32 ................... 26,478 27,530,395
8.00%, 05/15/33 ................... 19,216 20,090,751
Global Partners LP, 7.13%, 07/01/33
(f)
....... 9,184 9,312,703
Gulfport Energy Operating Corp., 6.75%,
09/01/29
(f)
........................ 9,165 9,392,775
Harvest Midstream I LP, 7.50%, 05/15/32
(f)
.... 6,498 6,862,986
Hess Midstream Operations LP, 6.50%,
06/01/29
(f)
........................ 13,659 14,047,039
Hilcorp Energy I LP
(f)
6.25%, 11/01/28 ................... 2,536 2,541,876
5.75%, 02/01/29 ................... 11,392 11,243,754
6.00%, 04/15/30 ................... 1,223 1,188,932
6.25%, 04/15/32 ................... 1,027 980,653
8.38%, 11/01/33 ................... 25,420 26,375,462
6.88%, 05/15/34 ................... 22,230 21,292,596
7.25%, 02/15/35 ................... 9,246 9,041,212
Howard Midstream Energy Partners LLC
(f)
8.88%, 07/15/28 ................... 3,991 4,189,917
7.38%, 07/15/32 ................... 5,910 6,215,535
ITT Holdings LLC, 6.50%, 08/01/29
(f)
........ 28,071 26,694,148
Kimmeridge Texas Gas LLC, 8.50%, 02/15/30
(f)
. 45,136 46,713,142

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Kinetik Holdings LP
(f)
6.63%, 12/15/28 ................... USD 1,551 $ 1,586,347
5.88%, 06/15/30 ................... 496 500,206
Magnolia Oil & Gas Operating LLC, 6.88%,
12/01/32
(f)
........................ 11,788 11,871,353
Matador Resources Co.
(f)
6.88%, 04/15/28 ................... 10,259 10,461,337
6.50%, 04/15/32 ................... 13,594 13,601,079
Murphy Oil Corp., 5.88%, 12/01/42
(k)
........ 1,714 1,391,533
NGL Energy Operating LLC
(f)
8.13%, 02/15/29 ................... 19,693 19,895,858
8.38%, 02/15/32 ................... 68,143 68,347,633
Northern Oil & Gas, Inc., 8.13%, 03/01/28
(f)
... 57,826 58,339,842
Northriver Midstream Finance LP, 6.75%,
07/15/32
(f)
........................ 5,201 5,386,301
Parkland Corp., 6.63%, 08/15/32
(f)
......... 11,273 11,521,919
PBF Holding Co. LLC, 7.88%, 09/15/30
(f)
..... 5,583 5,012,339
Permian Resources Operating LLC
(f)
8.00%, 04/15/27 ................... 9,732 9,949,997
5.88%, 07/01/29 ................... 20,758 20,838,437
7.00%, 01/15/32 ................... 7,575 7,852,866
6.25%, 02/01/33 ................... 33,184 33,491,948
Prairie Acquiror LP, 9.00%, 08/01/29
(f)
....... 11,288 11,757,763
Rockies Express Pipeline LLC, 4.95%, 07/15/29
(f)
239 234,625
Sitio Royalties Operating Partnership LP, 7.88%,
11/01/28
(f)
........................ 17,770 18,606,427
Sunoco LP, 6.25%, 07/01/33
(f)
............ 14,138 14,374,088
Tallgrass Energy Partners LP
(f)
5.50%, 01/15/28 ................... 4,975 4,945,782
7.38%, 02/15/29 ................... 40,032 41,144,129
6.00%, 12/31/30 ................... 849 833,053
6.00%, 09/01/31 ................... 4,680 4,566,959
TGNR Intermediate Holdings LLC, 5.50%,
10/15/29
(f)
........................ 16,442 15,933,694
TransMontaigne Partners LLC, 8.50%, 06/15/30
(f)
4,133 4,299,539
Var Energi ASA, (5-Year EURIBOR ICE Swap
Rate + 4.77%), 7.86%, 11/15/83
(a)(b)
...... EUR 1,244 1,608,243
Venture Global LNG, Inc.
(f)
9.50%, 02/01/29 ................... USD 100,669 109,666,594
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 5.44%), 9.00%
(a)(j)
... 202,193 196,571,792
8.38%, 06/01/31 ................... 51,641 53,636,185
9.88%, 02/01/32 ................... 46,349 50,055,205
Venture Global Plaquemines LNG LLC
(f)
7.50%, 05/01/33 ................... 25,905 27,739,670
6.50%, 01/15/34 ................... 65,385 65,385,000
7.75%, 05/01/35 ................... 23,610 25,555,983
6.75%, 01/15/36 ................... 68,252 68,252,000
Vital Energy, Inc.
7.75%, 07/31/29
(f)
.................. 4,891 4,319,409
9.75%, 10/15/30 ................... 14,886 13,473,740
7.88%, 04/15/32
(f)
.................. 30,854 26,380,809
Wildfire Intermediate Holdings LLC, 7.50%,
10/15/29
(f)
........................ 17,449 17,333,341
Wintershall Dea Finance 2 BV, (5-Year EURIBOR
ICE Swap Rate + 3.94%), 6.12%
(a)(b)(j)
..... EUR 2,268 2,728,362
1,867,572,546
Paper & Forest Products — 0.1%
Ahlstrom Holding 3 Oy, 4.88%, 02/04/28
(f)
.... USD 2,104 2,001,106
Fedrigoni SpA
(b)
(3-mo. EURIBOR at 0.00% Floor + 4.00%),
5.98%, 01/15/30
(a)
................ EUR 1,106 1,267,050
6.13%, 06/15/31 ................... 2,493 2,808,804
Magnera Corp., 7.25%, 11/15/31
(f)
.......... USD 9,075 8,556,817
Security
Par (000)
Par (000) Value
Paper & Forest Products (continued)
Sappi Papier Holding GmbH, 4.50%, 03/15/32
(b)
EUR 2,021 $ 2,338,538
16,972,315
Passenger Airlines — 0.3%
Air France-KLM, (5-Year EURIBOR ICE Swap
Rate + 3.58%), 5.75%
(a)(b)(j)
............ 1,000 1,169,808
American Airlines, Inc., 8.50%, 05/15/29
(f)
.... USD 20,279 21,263,221
Deutsche Lufthansa AG, (5-Year EURIBOR ICE
Swap Rate + 2.86%), 5.25%, 01/15/55
(a)(b)
.. EUR 1,600 1,870,679
JetBlue Airways Corp., 9.88%, 09/20/31
(f)
..... USD 15,281 14,866,598
OneSky Flight LLC, 8.88%, 12/15/29
(f)
....... 13,332 13,881,825
United Airlines, Inc., 4.63%, 04/15/29
(f)
...... 23,555 22,864,019
75,916,150
Personal Care Products — 0.2%
Opal Bidco SAS
5.50%, 03/31/32
(b)
.................. EUR 1,661 1,995,706
6.50%, 03/31/32
(f)
.................. USD 20,406 20,826,629
Perrigo Finance Unlimited Co., 6.13%, 09/30/32 25,931 26,179,704
Prestige Brands, Inc., 3.75%, 04/01/31
(f)
..... 2,375 2,188,529
51,190,568
Pharmaceuticals — 1.5%
1261229 BC Ltd., 10.00%, 04/15/32
(f)
....... 219,854 221,782,113
Bausch Health Cos., Inc., 11.00%, 09/30/28
(f)
.. 87,011 86,140,890
Bayer AG
(a)(b)
Series NC5, (5-Year EUR Swap Annual +
3.43%), 6.63%, 09/25/83 ........... EUR 2,600 3,245,328
(5-Year EUR Swap Annual + 3.90%), 7.00%,
09/25/83 ...................... 500 633,296
Dolcetto Holdco SpA
(b)
(3-mo. EURIBOR + 3.63%), 5.56%,
07/14/32
(a)
..................... 512 603,991
5.63%, 07/14/32 ................... 1,412 1,675,764
Endo Finance Holdings, Inc., 8.50%, 04/15/31
(f)
USD 3,917 4,146,372
Gruenenthal GmbH, 4.63%, 11/15/31
(b)
...... EUR 1,603 1,900,093
Nidda Healthcare Holding GmbH
(b)
7.00%, 02/21/30 ................... 4,078 5,014,129
(3-mo. EURIBOR at 0.00% Floor + 3.75%),
5.89%, 10/23/30
(a)
................ 1,515 1,789,673
Organon & Co.
(f)
4.13%, 04/30/28 ................... USD 14,999 14,425,618
6.75%, 05/15/34 ................... 4,400 4,225,522
Rossini SARL
(b)
(3-mo. EURIBOR at 0.00% Floor + 3.88%),
5.86%, 12/31/29
(a)
................ EUR 1,217 1,447,211
6.75%, 12/31/29 ................... 1,997 2,483,228
Teva Pharmaceutical Finance Netherlands II BV
4.38%, 05/09/30 ................... 1,652 1,974,803
7.88%, 09/15/31 ................... 748 1,050,720
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26 ................... USD 27,985 27,364,013
4.75%, 05/09/27 ................... 4,335 4,311,374
6.75%, 03/01/28 ................... 10,800 11,191,500
8.13%, 09/15/31 ................... 10,330 11,624,452
6.00%, 12/01/32 ................... 15,644 15,898,215
422,928,305
Professional Services — 0.6%
Amentum Holdings, Inc., 7.25%, 08/01/32
(f)
... 17,882 18,403,314
CACI International, Inc., 6.38%, 06/15/33
(f)
.... 25,131 25,933,886
CoreLogic, Inc., 4.50%, 05/01/28
(f)
......... 66,055 63,008,695
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29
(f)
26,775 27,444,375
KBR, Inc., 4.75%, 09/30/28
(f)
............. 19,277 18,457,805
La Financiere Atalian, 8.50%, (8.50% Cash or
5.00% PIK), 06/30/28
(b)(i)
.............. EUR 1,972 791,441

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Professional Services (continued)
Science Applications International Corp., 4.88%,
04/01/28
(f)
........................ USD 4,774 $ 4,699,985
158,739,501
Real Estate Management & Development — 0.4%
ADLER Financing SARL
8.25%, 12/31/28 ................... EUR 5,093 6,073,084
10.00%, 12/31/29 .................. 609 728,531
Anywhere Real Estate Group LLC
(f)
7.00%, 04/15/30 ................... USD 24,900 23,262,463
9.75%, 04/15/30 ................... 8,653 8,792,432
Aroundtown Finance SARL
(a)(b)(j)
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 4.49%), 8.63% ..... GBP 2,736 3,791,061
(5-Year EURIBOR ICE Swap Rate + 4.51%),
7.13% ........................ EUR 1,113 1,377,951
Aroundtown SA
(b)
(5-Year EUR Swap Annual + 2.42%), 1.63%
(a)
(j)
............................ 200 222,339
0.00%, 07/16/26 ................... 500 570,942
BRANICKS Group AG, 2.25%, 09/22/26
(b)
.... 1,100 725,779
Citycon Treasury BV
(b)
1.63%, 03/12/28 ................... 1,360 1,507,166
5.38%, 07/08/31 ................... 625 756,745
Cushman & Wakefield US Borrower LLC, 8.88%,
09/01/31
(f)
........................ USD 23,257 24,974,180
DEMIRE Deutsche Mittelstand Real Estate AG,
5.00%, 12/31/27
(b)(k)
................. EUR 1,890 2,092,392
Heimstaden Bostad AB
(b)
1.13%, 01/21/26 ................... 300 349,316
(5-Year EUR Swap Annual + 3.15%), 2.63%
(a)
(j)
............................ 5,725 6,406,575
Heimstaden Bostad Treasury BV, 0.63%,
07/24/25
(b)
....................... 305 358,235
Howard Hughes Corp. (The)
(f)
4.13%, 02/01/29 ................... USD 6,258 5,959,445
4.38%, 02/01/31 ................... 14,065 12,979,787
Vivion Investments SARL, 8.25%, (8.25% Cash
or 7.90 % PIK), 08/31/28
(b)(i)
............ EUR 3,190 3,669,140
104,597,563
Retail REITs — 0.1%
Brookfield Property REIT, Inc., 4.50%, 04/01/27
(f)
USD 21,387 20,810,127
Semiconductors & Semiconductor Equipment — 0.3%
Entegris, Inc., 4.75%, 04/15/29
(f)
........... 26,358 26,065,703
MKS, Inc., 1.25%, 06/01/30
(l)
............. 30,944 30,495,312
ON Semiconductor Corp., 0.50%, 03/01/29
(l)
... 16,944 15,659,645
72,220,660
Software — 4.9%
AthenaHealth Group, Inc., 6.50%, 02/15/30
(f)
.. 202,886 199,693,690
Camelot Finance SA, 4.50%, 11/01/26
(f)
...... 5,295 5,213,744
Capstone Borrower, Inc.
(f)
Series jun, 8.00%, 06/15/30 ............ 20,293 21,117,490
8.00%, 06/15/30 ................... 49,306 51,443,563
Central Parent LLC, 8.00%, 06/15/29
(f)
...... 6,580 5,440,978
Central Parent, Inc., 7.25%, 06/15/29
(f)
...... 25,267 20,533,485
Clarivate Science Holdings Corp.
(f)
3.88%, 07/01/28 ................... 72,485 69,478,653
4.88%, 07/01/29 ................... 46,766 44,034,956
Cloud Software Group, Inc.
(f)
6.50%, 03/31/29 ................... 110,832 111,864,178
9.00%, 09/30/29 ................... 176,404 182,847,227
8.25%, 06/30/32 ................... 133,112 141,661,651
Elastic NV, 4.13%, 07/15/29
(f)
............. 15,149 14,475,190
Ellucian Holdings, Inc., 6.50%, 12/01/29
(f)
..... 31,346 32,057,366
Security
Par (000)
Par (000) Value
Software (continued)
Fair Isaac Corp.
(f)
4.00%, 06/15/28 ................... USD 15,568 $ 15,151,852
6.00%, 05/15/33 ................... 86,569 87,362,473
Helios Software Holdings, Inc.
4.63%, 05/01/28
(f)
.................. 208 196,751
7.88%, 05/01/29
(b)
.................. EUR 3,378 4,116,394
8.75%, 05/01/29
(f)
.................. USD 9,366 9,634,289
IPD 3 BV, 5.50%, 06/15/31
(b)
............. EUR 1,520 1,815,103
McAfee Corp., 7.38%, 02/15/30
(f)
.......... USD 29,950 28,284,293
SS&C Technologies, Inc., 6.50%, 06/01/32
(f)
... 52,116 54,102,454
TeamSystem SpA
(b)
5.00%, 07/01/31 ................... EUR 626 736,880
(3-mo. EURIBOR at 0.00% Floor + 3.50%),
5.78%, 07/31/31
(a)
................ 1,763 2,079,916
(3-mo. EURIBOR at 0.00% Floor + 3.25%),
5.19%, 07/01/32
(a)
................ 1,155 1,359,274
UKG, Inc., 6.88%, 02/01/31
(f)
............. USD 187,463 194,506,922
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(f)
. 21,100 19,838,138
1,319,046,910
Specialized REITs — 0.3%
Iron Mountain, Inc.
(f)
5.25%, 07/15/30 ................... 1,477 1,456,798
5.63%, 07/15/32 ................... 2,216 2,198,387
6.25%, 01/15/33 ................... 33,745 34,696,811
SBA Communications Corp., 3.13%, 02/01/29 . 35,017 33,072,779
71,424,775
Specialty Retail — 1.5%
Afflelou SAS, 6.00%, 07/25/29
(b)
........... EUR 2,431 2,977,048
Asbury Automotive Group, Inc.
4.75%, 03/01/30 ................... USD 412 398,910
5.00%, 02/15/32
(f)
.................. 1,280 1,217,880
Bubbles Bidco SpA
(b)
(3-mo. EURIBOR at 0.00% Floor + 4.25%),
6.23%, 09/30/31
(a)
................ EUR 1,608 1,900,048
6.50%, 09/30/31 ................... 962 1,148,661
Carvana Co.
(f)(i)
11.00%, ( 11.00% Cash or 13.00% PIK),
06/01/30 ...................... USD 51,458 54,099,934
0.00%, (0.00% Cash or 14.00% PIK),
06/01/31 ...................... 98,165 111,093,165
CD&R Firefly Bidco plc, 8.63%, 04/30/29
(b)
.... GBP 4,047 5,710,736
Cougar JV Subsidiary LLC, 8.00%, 05/15/32
(f)
.. USD 15,226 16,229,043
Dufry One BV, 4.50%, 05/23/32
(b)
.......... EUR 658 777,911
Duomo Bidco SpA, (3-mo. EURIBOR at 0.00%
Floor + 4.13%), 6.40%, 07/15/31
(a)(b)
...... 1,371 1,623,044
eG Global Finance plc, 12.00%, 11/30/28
(f)
.... USD 22,261 24,573,339
Fressnapf Holding SE, 5.25%, 10/31/31
(b)
.... EUR 749 891,234
Global Auto Holdings Ltd., 11.50%, 08/15/29
(f)
.. USD 8,514 8,330,599
Goldstory SAS
(b)
(3-mo. EURIBOR at 0.00% Floor + 4.00%),
6.18%, 02/01/30
(a)
................ EUR 723 860,154
6.75%, 02/01/30 ................... 2,095 2,562,860
Group 1 Automotive, Inc., 6.38%, 01/15/30
(f)
... USD 8,516 8,744,765
GYP Holdings III Corp., 4.63%, 05/01/29
(f)
.... 26,411 26,472,443
LCM Investments Holdings II LLC
(f)
4.88%, 05/01/29 ................... 11,838 11,511,871
8.25%, 08/01/31 ................... 21,458 22,813,781
Staples, Inc., 10.75%, 09/01/29
(f)
.......... 11,650 11,025,852
White Cap Buyer LLC, 6.88%, 10/15/28
(f)
..... 100,159 100,000,058
414,963,336
Technology Hardware, Storage & Peripherals — 0.2%
Diebold Nixdorf, Inc., 7.75%, 03/31/30
(f)
...... 6,305 6,688,943
Seagate Data Storage Technology Pte. Ltd.,
5.88%, 07/15/30
(f)
.................. 17,894 18,161,139

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Technology Hardware, Storage & Peripherals (continued)
Seagate HDD Cayman
8.25%, 12/15/29 ................... USD 10,658 $ 11,350,749
8.50%, 07/15/31
(f)
.................. 15,928 17,093,627
Xerox Corp., 10.25%, 10/15/30
(f)
........... 8,824 9,238,240
62,532,698
Textiles, Apparel & Luxury Goods — 0.5%
Beach Acquisition Bidco LLC
5.25%, 07/15/32
(f)
.................. EUR 29,493 35,001,839
5.25%, 07/15/32
(b)
.................. 1,157 1,373,110
10.00%, (10.00% Cash or 10.75% PIK),
07/15/33
(f)(i)
..................... USD 65,069 67,444,994
Crocs, Inc.
(f)
4.25%, 03/15/29 ................... 513 489,396
4.13%, 08/15/31 ................... 3,874 3,488,582
European TopSoho SARL, Series SMCP, 4.00%,
09/21/21
(b)(c)(d)(l)
.................... EUR 2,700 1,590,233
Hanesbrands, Inc., 9.00%, 02/15/31
(f)
....... USD 962 1,018,493
Levi Strauss & Co., 3.50%, 03/01/31
(f)
....... 14,589 13,348,564
PrestigeBidCo GmbH
(3-mo. EURIBOR at 0.00% Floor + 3.75%),
6.03%, 07/01/29
(a)(b)
............... EUR 1,958 2,317,382
Under Armour, Inc., 7.25%, 07/15/30
(f)
....... USD 8,908 9,021,182
135,093,775
Trading Companies & Distributors — 1.5%
(f)
Fortress Transportation & Infrastructure Investors
LLC
5.50%, 05/01/28 ................... 40,199 39,982,645
7.88%, 12/01/30 ................... 47,197 50,076,631
7.00%, 05/01/31 ................... 72,834 75,414,873
7.00%, 06/15/32 ................... 42,693 44,081,717
5.88%, 04/15/33 ................... 34,322 33,889,872
Foundation Building Materials, Inc., 6.00%,
03/01/29 ........................ 1,158 1,062,129
Herc Holdings, Inc.
6.63%, 06/15/29 ................... 6,859 7,037,327
7.00%, 06/15/30 ................... 28,533 29,798,648
7.25%, 06/15/33 ................... 14,487 15,179,497
Imola Merger Corp., 4.75%, 05/15/29 ....... 12,837 12,394,026
QXO Building Products, Inc., 6.75%, 04/30/32 . 70,308 72,431,442
United Rentals North America, Inc., 6.13%,
03/15/34 ........................ 2,169 2,234,120
WESCO Distribution, Inc.
6.63%, 03/15/32 ................... 9,233 9,594,657
6.38%, 03/15/33 ................... 19,266 19,912,989
413,090,573
Water Utilities — 0.0%
Thames Water Utilities Ltd., 0.00%, 03/22/27
(f)(m)
GBP 6 6,947
Wireless Telecommunication Services — 0.4%
Connect Finco SARL, 9.00%, 09/15/29
(f)
..... USD 13,667 13,737,084
Eutelsat SA
(b)
2.25%, 07/13/27 ................... EUR 100 114,488
1.50%, 10/13/28 ................... 1,500 1,606,654
9.75%, 04/13/29 ................... 1,923 2,441,770
SoftBank Group Corp.
(b)
3.13%, 09/19/25 ................... 1,548 1,819,696
2.88%, 01/06/27 ................... 244 283,031
5.00%, 04/15/28 ................... 389 466,241
5.38%, 01/08/29 ................... 2,198 2,629,936
3.38%, 07/06/29 ................... 442 491,172
3.88%, 07/06/32 ................... 679 725,844
5.75%, 07/08/32 ................... 1,905 2,241,201
Telefonica Europe BV
(a)(b)(j)
(7-Year EUR Swap Annual + 3.35%), 6.14% 2,100 2,649,327
(EUAMDB08 + 3.62%), 6.75% ......... 400 517,709
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
(EUAMDB08 + 3.12%), 5.75% ......... EUR 2,500 $ 3,054,336
Vmed O2 UK Financing I plc
4.00%, 01/31/29
(b)
.................. GBP 2,463 3,136,034
4.25%, 01/31/31
(f)
.................. USD 33,235 30,447,222
4.50%, 07/15/31
(b)
.................. GBP 2,409 2,959,509
4.75%, 07/15/31
(f)
.................. USD 10,154 9,392,717
5.63%, 04/15/32
(b)
.................. EUR 1,090 1,315,744
7.75%, 04/15/32
(f)
.................. USD 8,940 9,289,974
Vodafone Group plc
(a)
(5-Year EUR Swap Annual + 3.43%), 4.20%,
10/03/78
(b)
..................... EUR 611 731,509
(5-Year GBP Swap + 3.27%), 4.88%,
10/03/78
(b)
..................... GBP 583 799,296
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.77%), 4.13%,
06/04/81 ...................... USD 1,556 1,422,052
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 3.84%), 8.00%,
08/30/86
(b)
..................... GBP 1,219 1,815,982
Zegona Finance plc, 6.75%, 07/15/29
(b)
...... EUR 4,293 5,372,998
99,461,526
Total Corporate Bonds — 83.2%
(Cost: $21,985,259,170) ............................ 22,536,380,599
Fixed Rate Loan Interests
Construction & Engineering — 0.1%
K. Hovnanian Enterprises, Inc., 1st Lien Term
Loan, 10.00%
,
 01/31/28
(e)
............. USD 23,135 22,440,950
Health Care Technology — 0.6%
Cotiviti, Inc., 1st Lien Term Loan,
7.63%
,
 05/01/31 ................... 164,462 165,078,733
IT Services — 0.1%
X Corp., 1st Lien Term Loan B3, 9.50%
,
 10/26/29 40,954 39,793,287
Software — 0.5%
Clover Holdings 2 LLC, 1st Lien Term Loan,
7.75%
,
 12/09/31 ................... 123,233 124,157,247
Total Fixed Rate Loan Interests — 1.3%
(Cost: $351,161,149) .............................. 351,470,217
Floating Rate Loan Interests
Aerospace & Defense — 0.2%
(a)
Cubic Corp., 1st Lien Term Loan B, (3-mo.
CME Term SOFR at 0.75% Floor + 4.25%),
8.84%
,
 05/25/28 ................... 11,323 5,863,829
Cubic Corp., 1st Lien Term Loan C, (3-mo.
CME Term SOFR at 0.75% Floor + 4.25%),
8.84%
,
 05/25/28 ................... 2,303 1,190,834
GOAT Holdco LLC, 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
7.08%
,
 01/27/32 ................... 11,076 11,086,930
Kaman Corp., 1st Lien Term Loan, (3-mo. CME
Term SOFR at 0.50% Floor + 2.75%; 6-mo.
CME Term SOFR at 0.50% Floor + 2.75% at
0.50% Floor + 2.75%), 7.08%
,
 02/26/32 ... 31,011 30,962,852
Signia Aerospace LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.30%
,
 12/11/31
(e)
............ 9,827 9,863,602
58,968,047

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Automobile Components — 0.3%
(a)
Champions Financing, Inc., 1st Lien Term Loan,
9.08%
,
 02/06/29 ................... USD 21,647 $ 20,174,022
Clarios Global LP, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
7.08%
,
 01/28/32 ................... 35,839 35,861,699
Tenneco, Inc., 1st Lien Term Loan A, (3-mo.
CME Term SOFR at 0.50% Floor + 4.75%),
9.17%
,
 11/17/28 ................... 2,174 2,114,472
Tenneco, Inc., 1st Lien Term Loan B, (3-mo.
CME Term SOFR at 0.50% Floor + 5.00%),
9.42%
,
 11/17/28 ................... 9,441 9,195,050
67,345,243
Beverages — 0.1%
Sazerac Co., Inc., 1st Lien Term Loan B,
06/24/32
(a)(n)
...................... 23,403 23,373,746
Broadline Retail — 0.1%
StubHub Holdco Sub LLC, 1st Lien Term Loan B,
9.08%
,
 03/15/30
(a)
.................. 31,866 30,857,271
Building Products — 0.1%
(a)
Cornerstone Building Brands, Inc., 1st Lien Term
Loan C, (1-mo. CME Term SOFR at 0.50%
Floor + 4.50%), 8.81%
,
 05/15/31 ........ 3,264 2,757,735
Wilsonart LLC, 1st Lien Term Loan, 08/05/31
(n)
. 10,514 10,340,060
13,097,795
Capital Markets — 0.1%
(a)
Ardonagh Group Finco Pty. Ltd., Facility 1st Lien
Term Loan B, 7.04%
,
 02/18/31 .......... 13,357 13,240,136
Focus Financial Partners LLC, 1st Lien Term
Loan B, 09/15/31
(n)
.................. 5,545 5,531,926
OVG Business Services LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.00% Floor
+ 3.00%), 7.33%
,
 06/25/31
(e)
........... 762 756,510
19,528,572
Chemicals — 0.3%
(a)
Aruba Investments Holdings LLC, 2nd Lien Term
Loan, (1-mo. CME Term SOFR at 0.75% Floor
+ 7.75%), 12.18%
,
 11/24/28 ........... 5,230 4,890,050
Discovery Purchaser Corp., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.02%
,
 10/04/29 ............. 29,517 29,452,793
Lonza Group AG, Facility 1st Lien Term Loan B,
07/03/28
(n)
....................... 22,268 20,254,245
Momentive Performance Materials, Inc., 1st Lien
Term Loan, (1-mo. CME Term SOFR at 0.00%
Floor + 4.00%), 8.33%
,
 03/29/28 ........ 4,920 4,929,927
OQ Chemicals International Holding GmbH, 1st
Lien Term Loan B2, 04/08/31
(n)
.......... 10,570 9,914,760
69,441,775
Commercial Services & Supplies — 0.2%
(a)
Allied Universal Holdco LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.18%
,
 05/12/28 ............. 17,069 17,144,689
ArchKey Holdings, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
4.75%), 9.05%
,
 10/10/31 ............. 4,752 4,782,510
LABL, Inc., 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.50% Floor + 5.00%),
9.43%
,
 10/30/28 ................... 19,065 17,128,003
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Summer BC Holdco B SARL, Facility 1st Lien
Term Loan B, (3-mo. CME Term SOFR at
0.00% Floor + 5.00%), 9.56%
,
 02/15/29
(e)
.. USD 6,124 $ 6,139,096
45,194,298
Communications Equipment — 0.1%
CommScope, Inc., 1st Lien Term Loan,
12/18/29
(a)(n)
...................... 22,426 22,671,763
Construction & Engineering — 0.2%
Brand Industrial Services, Inc., 1st Lien Term
Loan C, 8.78%
,
 08/01/30
(a)
............ 52,001 43,316,419
Construction Materials — 0.1%
White Cap Supply Holdings LLC, Facility 1st Lien
Term Loan C, 10/19/29
(a)(n)
............. 30,280 30,068,277
Diversified Consumer Services — 0.1%
(a)
Ascend Learning LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.33%
,
 12/11/28 .............. 2,575 2,572,936
Ascend Learning LLC, 2nd Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
5.75%), 10.18%
,
 12/10/29 ............. 3,839 3,837,742
Wand NewCo 3, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.83%
,
 01/30/31 ................... 32,964 32,794,839
39,205,517
Diversified Telecommunication Services — 0.7%
(a)
Coral-US Co-Borrower LLC, 1st Lien Term Loan
B7, (3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.51%
,
 02/02/32 ............. 11,995 11,848,781
Frontier Communications Holdings LLC, 1st Lien
Term Loan, (6-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.79%
,
 07/01/31
(e)
....... 4,693 4,687,578
Level 3 Financing, Inc., 1st Lien Term Loan B3,
(1-mo. CME Term SOFR at 0.50% Floor +
4.25%), 8.58%
,
 03/29/32 ............. 74,861 75,625,331
Lumen Technologies, Inc., 1st Lien Term Loan
A, (1-mo. CME Term SOFR at 2.00% Floor +
6.00%), 10.33%
,
 06/01/28 ............. 3,123 3,199,900
Lumen Technologies, Inc., 1st Lien Term Loan
B1, (1-mo. CME Term SOFR at 2.00% Floor +
2.35%), 6.79%
,
 04/16/29 ............. 13,569 13,387,888
Lumen Technologies, Inc., 1st Lien Term Loan
B2, (1-mo. CME Term SOFR at 2.00% Floor +
2.35%), 6.79%
,
 04/15/30 ............. 9,996 9,860,517
Radiate Holdco LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.75% Floor + 3.25%),
7.69%
,
 09/25/26 ................... 5,732 4,977,177
Virgin Media Bristol LLC, Facility 1st Lien Term
Loan Q, (1-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 7.68%
,
 01/31/29 ........ 4,260 4,218,380
Zayo Group Holdings, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.44%
,
 03/09/27 ............. 63,776 60,536,445
188,341,997
Electrical Equipment — 0.0%
GrafTech Global Enterprises, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 2.00% Floor
+ 5.00%), 9.32%
,
 12/21/29
(a)
........... 6,137 6,152,489

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Energy Equipment & Services — 0.0%
Covia Holdings LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
7.57%
,
 02/13/32
(a)
.................. USD 2,135 $ 2,138,109
Entertainment — 0.0%
City Football Group Ltd., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.04%
,
 07/22/30
(a)
............ 11,214 11,139,239
Financial Services — 0.3%
(a)
Altera Corp, 1st Lien Term Loan B, 06/18/32
(n)
. 21,514 21,496,143
Clover Holdings SPV III LLC, 1st Lien Term
Loan, 15.00% (15.00% Cash or 15.00%
PIK),  12/09/27
(i)
.................... 649 641,305
CPI Holdco B LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
05/19/31
(n)
....................... 6 5,951
Deerfield Dakota Holding LLC, 1st Lien Term
Loan, (3-mo. CME Term SOFR at 1.00% Floor
+ 3.75%), 8.05%
,
 04/09/27 ............ 7,205 6,989,719
Deerfield Holdings Corp., 2nd Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
6.75%), 11.31%
,
 04/07/28 ............. 13,763 13,108,972
Endeavor Operating Co. LLC, 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.33%
,
 03/24/32 ............. 23,154 23,161,671
Hyperion Refinance SARL, 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.83%
,
 04/18/30 ............. 2,222 2,232,488
Osttra Group Ltd., 1st Lien Term Loan, 05/21/32
(n)
6,186 6,204,558
Summit Acquisition, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
3.75%), 8.08%
,
 10/16/31 ............. 7,680 7,670,153
81,510,960
Food Products — 0.0%
Chobani LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.83%
,
 10/25/27
(a)
.................. 984 986,308
Health Care Equipment & Supplies — 0.2%
Bausch + Lomb Corp., 1st Lien Term Loan
(a)
(1-mo. CME Term SOFR at 0.00% Floor +
4.00%), 8.33%, 09/29/28 ........... 12,043 12,027,449
 01/15/31
(n)
....................... 32,732 32,752,501
44,779,950
Health Care Providers & Services — 0.1%
(a)
LifePoint Health, Inc., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
7.82%
,
 05/19/31 ................... 9,679 9,514,805
LifePoint Health, Inc., 1st Lien Term Loan B1,
05/19/31
(n)
....................... 18,666 18,447,248
Quorum Health Corp., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 1.00% Floor +
6.50%), 10.81% (10.81% Cash or 4.00%
PIK),  01/31/28
(i)
.................... 15,169 10,870,832
38,832,885
Health Care Technology — 0.4%
(a)
AthenaHealth Group, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 7.08%
,
 02/15/29 ............. 59,525 59,432,341
Gainwell Acquisition Corp., 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.75% Floor +
4.00%), 8.40%
,
 10/01/27 ............. 28,668 27,571,350
Security
Par (000)
Par (000) Value
Health Care Technology (continued)
Polaris Newco LLC, 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
8.29%
,
 06/02/28 ................... USD 12,711 $ 12,373,912
99,377,603
Hotels, Restaurants & Leisure — 0.0%
Great Canadian Gaming Corp., 1st Lien Term
Loan B, 9.07%
,
 11/01/29
(a)
............ 7,297 7,114,978
Household Durables — 0.0%
(a)
Hunter Douglas, Inc., 1st Lien Term Loan B1,
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.55%
,
 01/16/32 ............. 4,639 4,618,068
SWF Holdings I Corp., 1st Lien Term Loan A1,
(1-mo. CME Term SOFR at 0.00% Floor +
4.50%), 8.83%
,
 12/19/29 ............. 2,445 2,435,851
7,053,919
Industrial Conglomerates — 0.1%
(a)
Beach Acquisition Bidco LLC, 1st Lien Term Loan
B, 06/25/32
(n)
..................... 18,294 18,385,470
LSF12 Crown US Commercial Bidco LLC, 1st
Lien Term Loan, (1-mo. CME Term SOFR at
0.00% Floor + 4.25%), 8.57%
,
 12/02/31 ... 15,699 15,767,762
34,153,232
Insurance — 0.2%
(a)
AssuredPartners, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.83%
,
 02/14/31 ............. 4,307 4,317,067
Truist Insurance Holdings LLC, 2nd Lien Term
Loan, (3-mo. CME Term SOFR at 0.00% Floor
+ 4.75%), 9.05%
,
 05/06/32 ............ 40,737 41,170,249
45,487,316
Interactive Media & Services — 0.1%
Camelot US Acquisition LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.58%
,
 01/31/31
(a)
............ 19,910 19,910,000
IT Services — 0.2%
(a)
Asurion LLC, 1st Lien Term Loan B13, 09/19/30
(n)
12,371 12,006,456
Central Parent LLC, 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
7.55%
,
 07/06/29 ................... 4,556 3,793,470
Fortress Intermediate 3, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.83%
,
 06/27/31
(e)
............ 7,379 7,388,689
Mitchell International, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.58%
,
 06/17/31 ............. 11,156 11,138,618
Neptune Bidco US, Inc., 1st Lien Term Loan B,
(3-mo. CME Term SOFR at 0.50% Floor +
5.00%), 9.33%
,
 04/11/29 .............. 25,185 23,759,275
Shift4 Payments LLC, 1st Lien Term Loan,
05/07/32
(n)
....................... 8,840 8,909,040
66,995,548
Life Sciences Tools & Services — 0.1%
Star Parent, Inc., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
8.30%
,
 09/27/30
(a)
.................. 36,718 36,339,752

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Machinery — 0.2%
(a)
Husky Injection Molding Systems Ltd., 1st Lien
Term Loan, (6-mo. CME Term SOFR at 0.00%
Floor + 4.50%), 8.78%
,
 02/15/29 ........ USD 52,779 $ 52,882,105
Vortex Opco LLC, 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
8.66%
,
 12/18/28 ................... 7,807 3,388,266
56,270,371
Media — 0.5%
(a)
Clear Channel Outdoor Holdings, Inc., 1st Lien
Term Loan, (1-mo. CME Term SOFR at 0.00%
Floor + 4.00%), 8.44%
,
 08/23/28 ........ 28,227 27,934,142
CSC Holdings LLC, 1st Lien Term Loan,
01/18/28
(n)
....................... 18,552 18,273,447
CSC Holdings LLC, 1st Lien Term Loan B5,
04/15/27
(n)
....................... 27,392 26,653,067
DirecTV Financing LLC, 1st Lien Term Loan B,
(1-mo. CME Term SOFR at 0.75% Floor +
5.50%), 9.83%
,
 02/17/31 ............. 46,980 44,701,717
Gray Media, Inc., 1st Lien Term Loan D,
12/01/28
(n)
....................... 17,974 17,360,827
Gray Television, Inc., 1st Lien Term Loan B,
(1-mo. CME Term SOFR at 0.00% Floor +
5.25%), 9.57%
,
 05/23/29 ............. 3,536 3,530,210
138,453,410
Metals & Mining — 0.0%
Star Holding LLC, 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.00% Floor + 4.50%),
8.83%
,
 07/18/31
(a)
.................. 13,020 12,393,045
Pharmaceuticals — 0.1%
(a)
Amneal Pharmaceuticals LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.00% Floor
+ 5.50%), 9.83%
,
 05/04/28 ............ 1,617 1,641,574
Endo Finance Holdings, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
4.00%), 8.33%
,
 04/23/31 ............. 12,739 12,710,586
14,352,160
Professional Services — 0.1%
(a)
Amentum Holdings, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.58%
,
 09/29/31 ............. 2,623 2,616,507
Celestial- Saturn Parent, Inc., 2nd Lien Term
Loan, (1-mo. CME Term SOFR at 0.50% Floor
+ 6.50%), 10.94%
,
 06/04/29 ........... 15,642 15,157,262
CoreLogic, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
7.94%
,
 06/02/28 ................... 12,127 11,986,340
Galaxy US Opco, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor
+ 2.00%), 6.28% (6.28% Cash or 3.75%
PIK),  07/31/30
(i)
.................... 9,365 8,674,159
38,434,268
Software — 0.8%
(a)
Applied Systems, Inc., 2nd Lien Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
4.50%), 8.80%
,
 02/23/32 ............. 9,512 9,733,658
Boxer Parent Co., Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.33%
,
 07/30/31 ............. 19,446 19,311,468
Boxer Parent Co., Inc., 2nd Lien Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
5.75%), 10.08%
,
 07/30/31 ............. 13,074 12,690,017
Security
Par (000)
Par (000) Value
Software (continued)
Cloud Software Group, Inc., 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.05%
,
 03/21/31 ............. USD 38,737 $ 38,793,905
Cloud Software Group, Inc., Facility 1st Lien
Term Loan B, (3-mo. CME Term SOFR at
0.50% Floor + 3.50%), 7.80%
,
 03/30/29 ... 6,549 6,553,601
Cloudera, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
8.18%
,
 10/09/28 ................... 6,428 6,157,608
Cloudera, Inc., 2nd Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
10.43%
,
 10/10/29 .................. 23,214 20,965,287
Delta Topco, Inc., 2nd Lien Term Loan, (3-mo.
CME Term SOFR at 0.75% Floor + 5.25%),
9.57%
,
 12/24/30 ................... 3,674 3,679,731
Ellucian Holdings, Inc., 2nd Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
4.75%), 9.08%
,
 11/15/32
(e)
............ 46,604 47,536,080
MH Sub I LLC, 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
4.25%), 8.58%, 05/03/28 ........... 19,757 18,516,484
(1-mo. CME Term SOFR at 0.50% Floor +
4.25%), 8.58%, 12/31/31 ........... 13,372 11,589,261
Proofpoint, Inc., 1st Lien Term Loan, 08/31/28
(n)
3,877 3,877,427
RealPage, Inc., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
8.05%
,
 04/24/28 ................... 10,543 10,543,000
Sabre GLBL, Inc., 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
8.68%
,
 06/30/28 ................... 418 411,113
Sabre GLBL, Inc., 1st Lien Term Loan B1
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.94%, 12/17/27 ........... 1,418 1,390,706
(1-mo. CME Term SOFR at 0.50% Floor +
6.00%), 10.43%, 11/15/29 ........... 6,908 6,876,732
Sabre GLBL, Inc., 1st Lien Term Loan B2
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.94%, 12/17/27 ........... 819 803,155
(1-mo. CME Term SOFR at 1.50% Floor +
6.00%), 10.43%, 11/15/29 ........... 1,981 1,869,445
221,298,678
Specialty Retail — 0.0%
PetSmart LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
8.18%
,
 02/11/28
(a)
.................. 10,135 10,010,129
Trading Companies & Distributors — 0.2%
Foundation Building Materials, Inc., 1st Lien Term
Loan
(a)
 01/31/28
(n)
....................... 10,891 10,741,441
8.29% - 8.33%,  01/29/31 .............. 31,811 31,083,550
 01/29/31
(n)
....................... 6,201 6,103,894
47,928,885

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services — 0.2%
(a)
Digicel International Finance Ltd., 1st Lien Term
Loan, (9.53% Cash or 3.00% PIK), 05/25/27
(i)
(n)
............................. USD 44,736 $ 44,383,683
Windstream Services LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
4.75%), 9.18%
,
 09/25/31
(e)
............ 7,902 7,931,633
52,315,316
Total Floating Rate Loan Interests — 6.4%
(Cost: $1,758,927,488) ............................ 1,744,839,270
Foreign Agency Obligations
Denmark — 0.0%
Orsted A/S
(a)(b)
(5-Year U.K. Government Bonds Note Generic
Bid Yield + 2.14%), 2.50%, 02/18/3021 .. GBP 1,308 1,329,648
(5-Year EURIBOR ICE Swap Rate + 2.59%),
5.13%, 03/14/3024 ............... EUR 550 655,971
1,985,619
France — 0.1%
Electricite de France SA
(a)(b)(j)
(13-Year GBP Swap Semi + 4.23%), 6.00% . GBP 2,200 3,016,396
(5-Year EUR Swap Annual + 3.20%), 3.00% . EUR 400 461,846
(5-Year EURIBOR ICE Swap Rate + 2.94%),
5.13% ........................ 600 724,483
(5-Year EUR Swap Annual + 3.97%), 3.38% . 4,000 4,465,434
(5-Year EURIBOR ICE Swap Rate + 3.28%),
5.63% ........................ 600 732,289
(5-Year U.K. Government Bonds Note Generic
Bid Yield + 3.78%), 7.38% ........... GBP 1,700 2,356,480
11,756,928
Total Foreign Agency Obligations — 0.1%
(Cost: $13,018,615) ............................... 13,742,547
Shares
Shares
Investment Companies
(o)
iShares Broad USD High Yield Corporate Bond
ETF
(g)
.......................... 23,046,846 864,487,193
iShares iBoxx $ High Yield Corporate Bond ETF 1,000,000 80,650,000
Total Investment Companies — 3.5%
(Cost: $916,806,518) .............................. 945,137,193
Beneficial Interest
(000)
Other Interests
(p)
Capital Markets — 0.0%
(c)(d)
Lehman Brothers Holdings Capital Trust Escrow
Bonds .......................... USD 17,050 6,820
Lehman Brothers Holdings, Inc. ........... 5,675 2,270
9,090
Independent Power and Renewable Electricity Producers — 0.0%
(a)(c)(d)(e)
GenOn Energy Holdings LLC ............. 1,864 —
GenOn Energy Holdings LLC
(g)
............ 3,270 1
1
Media — 0.0%
Adelphia Communications Corp., Escrow
(c)(d)(e)
. 325 —
Total Other Interests — 0.0%
(Cost: $—) ..................................... 9,091
Security
Par (000)
Pa r (000) Value
Preferred Securities
Capital Trusts — 1.1%
Aerospace & Defense — 0.2%
Boeing Co. (The), 6.00%, 10/15/27
(l)
........ USD 811 $ 55,132,428
Banks — 0.1%
PNC Financial Services Group, Inc. (The), Series
W, (7-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.81%), 6.25%
(a)(j)
. 19,052 19,589,783
Electric Utilities — 0.4%
(a)(j)
Edison International, Series A, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.70%), 5.38% ............. 52,618 49,540,984
NRG Energy, Inc., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
5.92%), 10.25%
(f)
................... 36,966 41,048,219
90,589,203
Financial Services — 0.0%
Shift4 Payments, Inc., 6.00%,  05/01/28
(l)
..... 91 10,483,200
Independent Power and Renewable Electricity Producers — 0.2%
Vistra Corp., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.74%),
7.00%
(a)(f)(j)
....................... 63,284 64,045,496
Oil, Gas & Consumable Fuels — 0.1%
Energy Transfer LP, Series H, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 5.69%), 6.50%
(a)(j)
........... 27,981 28,106,017
Semiconductors & Semiconductor Equipment — 0.1%
Microchip Technology, Inc., 7.50%, 03/15/28
(l)
.. 441 29,394,904
Total Capital Trusts — 1.1%
(Cost: $271,663,469) .............................. 297,341,031
Shares
Shares
Preferred Stocks — 0.3%
Insurance — 0.3%
Alliant Cali, Inc., (Acquired 09/25/24, cost
$77,202,330), 10.00%
(e)(q)
............. 78,378 82,103,463
IT Services — 0.0%
(d)(e)
Veritas Newco ....................... 17,522 394,240
Veritas Newco, Series G-1 ............... 12,095 272,130
666,370
Wireless Telecommunication Services — 0.0%
Ligado Networks LLC, (Acquired 06/04/25, cost
$3,759,643)
(d)(q)
.................... 3,837,904 39
Total Preferred Stocks — 0.3%
(Cost: $81,554,302) ............................... 82,769,872
Total Preferred Securities — 1.4%
(Cost: $353,217,771) .............................. 380,110,903
Total Long-Term Investments — 96.8%
(Cost: $25,624,921,242) ............................ 26,223,829,911

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 5.0%
(o)(r)
BlackRock Cash Funds: Institutional, SL Agency
Shares, 4.47%
(s)
................... 377,827,487 $ 377,978,618
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 4.20% ..................... 964,790,987 964,790,987
Total Short-Term Securities — 5.0%
(Cost: $ 1,342,745,727) ............................ 1,342,769,605
Total Investments Before Investments Sold Short — 101.8%
(Cost: $26,967,666,969 ) ............................ 27,566,599,516
Security
Shares
Shares Value
Investments Sold Short
Common Stocks
Diversified Telecommunication Services — (0.0)%
Telesat Corp. ....................... (388) $ (9,483)
Total Common Stocks — (0.0)%
(Proceeds: $(5,919)) .............................. (9,483)
Total Investments Sold Short — (0.0)%
(Proceeds: $(5,919)) .............................. (9,483)
Total Investments Net of Investments Sold Short — 101.8%
(Cost: $26,967,661,050 ) ............................ 27,566,590,033
Liabilities in Excess of Other Assets — (1.8)% ............. (478,994,818)
Net Assets — 100.0% ...............................
$ 27,087,595,215
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)
Issuer filed for bankruptcy and/or is in default.
(d)
Non-income producing security.
(e)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(g)
All or a portion of this security is on loan.
(h)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(i)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(j)
Perpetual security with no stated maturity date.
(k)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(l)
Convertible security.
(m)
Zero-coupon bond.
(n)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(o)
Affiliate of the Fund.
(p)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(q)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $82,103,502, representing 0.30% of its net assets as of period end, and an original cost of $80,961,973.
(r)
Annualized 7-day yield as of period end.
(s)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock High Yield Portfolio

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
09/30/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/25
Shares
Held at
06/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 211,927,055 $ 166,157,417
(a)
$ — $ (131,395) $ 25,541 $ 377,978,618 377,827,487 $ 1,175,556
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 206,646,929 758,144,058
(a)
— — — 964,790,987 964,790,987 21,377,025 —
iShares Broad USD High Yield
Corporate Bond ETF .... 1,131,263,752 2,246,531,100 (2,491,088,838) (8,105,569) (14,113,252) 864,487,193 23,046,846 46,032,343 —
iShares iBoxx $ High Yield
Corporate Bond ETF .... — 473,779,900 (392,571,274) (2,938,626) 2,380,000 80,650,000 1,000,000 776,916 —
$ (11,175,590) $ (11,707,711) $ 2,287,906,798 $ 69,361,840 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock High Yield Portfolio

Derivative Financial Instruments Outstanding as of Period End
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 983,000 USD 1,151,739 Natwest Markets plc 07/02/25 $ 6,186
USD 4,482,892 CHF 3,630,000 Morgan Stanley & Co. International plc 09/17/25 (137,335)
USD 1,157,633 EUR 983,000 Natwest Markets plc 09/17/25 (6,334)
USD 166,911,266 EUR 143,118,649 Standard Chartered Bank 09/17/25 (2,554,997)
USD 356,767,280 EUR 305,702,701 State Street Bank and Trust Co. 09/17/25 (5,214,157)
USD 166,911,267 EUR 143,118,650 Toronto Dominion Bank 09/17/25 (2,554,997)
USD 101,355,214 GBP 74,802,000 Barclays Bank plc 09/17/25 (1,373,517)
(11,841,337)
$ (11,835,151)
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
44.V1 ........... 5 .00 % Quarterly 06/20/30 B+ USD 699,527 $ 53,688,332 $ 35,366,002 $ 18,322,330
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Virgin Media Finance plc . 5 .00 % Quarterly
JPMorgan Chase Bank
NA 12/20/25 B- EUR 1,050 $ 25,624 $ 27,321 $ (1,697)
ADLER Real Estate GmbH 5 .00 Quarterly
Goldman Sachs
International 06/20/26 CCC EUR 100 2,255 (1,556) 3,811
CMA CGM SA ........ 5 .00 Quarterly
Morgan Stanley & Co.
International plc 06/20/27 BB+ EUR 1,725 159,763 171,508 (11,745)
ADLER Real Estate GmbH 5 .00 Quarterly Bank of America NA 12/20/27 CCC EUR 491 38,387 (51,479) 89,866
ADLER Real Estate GmbH 5 .00 Quarterly Barclays Bank plc 12/20/27 CCC EUR 295 23,073 (29,429) 52,502
ADLER Real Estate GmbH 5 .00 Quarterly Barclays Bank plc 12/20/27 CCC EUR 830 64,855 (82,721) 147,576
ADLER Real Estate GmbH 5 .00 Quarterly Citibank NA 12/20/27 CCC EUR 241 18,819 (24,709) 43,528
ADLER Real Estate GmbH 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/27 CCC EUR 504 39,383 (52,417) 91,800
ADLER Real Estate GmbH 5 .00 Quarterly
Morgan Stanley & Co.
International plc 12/20/27 CCC EUR 365 28,555 (37,915) 66,470
Forvia SE ........... 5 .00 Quarterly Barclays Bank plc 06/20/29 BB- EUR 1,109 88,061 116,321 (28,260)
Forvia SE ........... 5 .00 Quarterly
Goldman Sachs
International 06/20/29 BB- EUR 959 76,150 89,004 (12,854)
Altice France SA ...... 5 .00 Quarterly Deutsche Bank AG 12/20/29 D EUR 1,623 (302,834) (277,803) (25,031)
Forvia SE ........... 5 .00 Quarterly
Goldman Sachs
International 12/20/29 BB- EUR 200 12,326 12,906 (580)
iTraxx Europe Crossover
Index Series 42.V2 20-
35% ............ 5 .00 Quarterly BNP Paribas SA 12/20/29 BB- EUR 2,467 378,398 307,036 71,362
iTraxx Europe Crossover
Index Series 42.V2 20-
35% ............ 5 .00 Quarterly BNP Paribas SA 12/20/29 BB- EUR 1,923 294,957 205,390 89,567

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock High Yield Portfolio

OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
SES SA ............ 1 .00 % Quarterly Bank of America NA 12/20/29 NR EUR 586 $ (24,378) $ (42,313) $ 17,935
SES SA ............ 1 .00 Quarterly Barclays Bank plc 12/20/29 NR EUR 603 (25,086) (39,429) 14,343
SES SA ............ 1 .00 Quarterly Barclays Bank plc 06/20/30 NR EUR 546 (30,411) (33,250) 2,839
Zegona Finance plc .... 5 .00 Quarterly Deutsche Bank AG 06/20/30 BB EUR 552 84,382 77,166 7,216
$ 952,279 $ 333,631 $ 618,648
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR minus
0.25% ......... At Termination
Invesco Senior
Loan ETF
At
Termination
Morgan Stanley & Co.
International plc 07/28/25 USD 1,500 $ 30,000 $ — $ 30,000
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Goldman Sachs
International 09/20/25 USD 250,000 9,628,468 (1,090,250) 10,718,718
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
JPMorgan Chase Bank
NA 09/20/25 USD 45,005 1,370,149 (165,117) 1,535,266
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 09/20/25 USD 79,098 3,431,876 (248,065) 3,679,941
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 09/20/25 USD 33,567 1,369,592 (99,569) 1,469,161
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 09/20/25 USD 33,567 1,456,393 (96,399) 1,552,792
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 09/20/25 USD 67,134 2,990,219 (188,332) 3,178,551
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 09/20/25 USD 36,289 1,362,455 (153,878) 1,516,333
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 09/20/25 USD 43,462 1,345,163 (149,310) 1,494,473
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
Morgan Stanley & Co.
International plc 09/20/25 USD 93,517 2,067,379 (299,993) 2,367,372
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
JPMorgan Chase Bank
NA 12/20/25 USD 44,545 1,864,010 (277,476) 2,141,486
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
JPMorgan Chase Bank
NA 12/20/25 USD 34,326 1,290,911 (237,779) 1,528,690
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 12/20/25 USD 72,580 2,395,691 (394,234) 2,789,925
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 12/20/25 USD 48,258 1,715,957 (189,858) 1,905,815

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock High Yield Portfolio

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is
OTC Total Return Swaps (continued)
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 12/20/25 USD 46,721 $ 1,847,832 $ (291,030) $ 2,138,862
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination BNP Paribas SA 03/20/26 USD 68,000 929,003 (627,317) 1,556,320
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination BNP Paribas SA 03/20/26 USD 82,000 946,308 (844,866) 1,791,174
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
JPMorgan Chase Bank
NA 03/20/26 USD 51,820 927,785 (512,189) 1,439,974
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
JPMorgan Chase Bank
NA 03/20/26 USD 36,172 584,109 (315,209) 899,318
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 03/20/26 USD 48,257 1,563,460 (212,672) 1,776,132
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 03/20/26 USD 48,258 1,796,505 (200,971) 1,997,476
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 03/20/26 USD 46,000 657,297 (424,361) 1,081,658
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
JPMorgan Chase Bank
NA 03/20/26 USD 49,300 343,224 (479,896) 823,120
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
Morgan Stanley & Co.
International plc 03/20/26 USD 46,250 332,515 (409,616) 742,131
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
Morgan Stanley & Co.
International plc 03/20/26 USD 23,125 187,330 (201,515) 388,845
$ 42,433,631 $ (8,109,902) $ 50,543,533
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ......................................... Secured Overnight Financing Rate 4 .32%

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock High Yield Portfolio

determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities .................................... $ — $ 29,369,684 $ — $ 29,369,684
Common Stocks
Commercial Services & Supplies ............................. — — 5,573,543 5,573,543
Electrical Equipment ..................................... — — — —
Energy Equipment & Services .............................. 19,108 — — 19,108
Hotels, Restaurants & Leisure .............................. 15,333,315 — — 15,333,315
Life Sciences Tools & Services .............................. 14,436,954 — — 14,436,954
Metals & Mining ........................................ 28,668,988 — — 28,668,988
Oil, Gas & Consumable Fuels ............................... 121,946,583 — — 121,946,583
Real Estate Management & Development ....................... — — 9 9
Semiconductors & Semiconductor Equipment .................... 3 — — 3
Specialized REITs ...................................... 36,791,904 — — 36,791,904
Corporate Bonds
Aerospace & Defense .................................... — 929,280,655 — 929,280,655
Air Freight & Logistics .................................... — 23,493,224 — 23,493,224
Automobile Components .................................. — 435,642,294 — 435,642,294
Automobiles .......................................... — 55,090,029 — 55,090,029
Banks ............................................... — 425,117,554 — 425,117,554
Biotechnology ......................................... — 24,629,699 — 24,629,699
Broadline Retail ........................................ — 101,336,303 — 101,336,303
Building Products ....................................... — 563,595,678 — 563,595,678
Capital Markets ........................................ — 526,919,728 — 526,919,728
Chemicals ............................................ — 553,104,456 — 553,104,456
Commercial Services & Supplies ............................. — 995,678,540 — 995,678,540
Communications Equipment ................................ — 72,620,993 — 72,620,993
Construction & Engineering ................................ — 98,165,084 — 98,165,084
Consumer Finance ...................................... — 337,592,703 — 337,592,703
Consumer Staples Distribution & Retail ........................ — 180,713,132 — 180,713,132
Containers & Packaging .................................. — 686,384,753 — 686,384,753
Distributors ........................................... — 52,729,744 — 52,729,744
Diversified Consumer Services .............................. — 216,976,801 — 216,976,801
Diversified REITs ....................................... — 125,387,266 — 125,387,266
Diversified Telecommunication Services ........................ — 1,417,475,442 — 1,417,475,442
Electric Utilities ........................................ — 329,932,222 — 329,932,222
Electrical Equipment ..................................... — 36,345,518 — 36,345,518
Electronic Equipment, Instruments & Components ................. — 108,690,185 — 108,690,185
Energy Equipment & Services .............................. — 344,527,774 — 344,527,774
Entertainment ......................................... — 84,750,463 — 84,750,463
Financial Services ...................................... — 941,374,488 — 941,374,488
Food Products ......................................... — 357,031,571 — 357,031,571
Gas Utilities ........................................... — 27,430,619 — 27,430,619
Ground Transportation ................................... — 130,515,260 — 130,515,260
Health Care Equipment & Supplies ........................... — 324,860,571 — 324,860,571
Health Care Providers & Services ............................ — 620,463,021 — 620,463,021
Health Care REITs ...................................... — 87,013,515 — 87,013,515
Health Care Technology .................................. — 73,933,434 — 73,933,434
Hotel & Resort REITs .................................... — 235,706,731 — 235,706,731
Hotels, Restaurants & Leisure .............................. — 1,201,097,364 — 1,201,097,364
Household Durables ..................................... — 212,147,147 — 212,147,147
Fair Value Hierarchy as of Period End (continued)

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock High Yield Portfolio

Level 1 Level 2 Level 3 Total
Household Products ..................................... $ — $ 6,903,646 $ — $ 6,903,646
Independent Power and Renewable Electricity Producers ............ — 166,012,804 — 166,012,804
Insurance ............................................ — 1,438,650,945 — 1,438,650,945
Interactive Media & Services ............................... — 52,621,792 — 52,621,792
IT Services ........................................... — 212,075,984 — 212,075,984
Life Sciences Tools & Services .............................. — 6,814,574 — 6,814,574
Machinery ............................................ — 320,672,507 — 320,672,507
Media ............................................... — 1,406,703,256 — 1,406,703,256
Metals & Mining ........................................ — 577,308,236 — 577,308,236
Mortgage Real Estate Investment Trusts (REITs) .................. — 86,808,475 — 86,808,475
Multi-Utilities .......................................... — 16,646,572 — 16,646,572
Office REITs .......................................... — 839,572 — 839,572
Oil, Gas & Consumable Fuels ............................... — 1,867,572,546 — 1,867,572,546
Paper & Forest Products .................................. — 16,972,315 — 16,972,315
Passenger Airlines ...................................... — 75,916,150 — 75,916,150
Personal Care Products .................................. — 51,190,568 — 51,190,568
Pharmaceuticals ....................................... — 422,928,305 — 422,928,305
Professional Services .................................... — 158,739,501 — 158,739,501
Real Estate Management & Development ....................... — 104,597,563 — 104,597,563
Retail REITs .......................................... — 20,810,127 — 20,810,127
Semiconductors & Semiconductor Equipment .................... — 72,220,660 — 72,220,660
Software ............................................. — 1,319,046,910 — 1,319,046,910
Specialized REITs ...................................... — 71,424,775 — 71,424,775
Specialty Retail ........................................ — 414,963,336 — 414,963,336
Technology Hardware, Storage & Peripherals .................... — 62,532,698 — 62,532,698
Textiles, Apparel & Luxury Goods ............................ — 135,093,775 — 135,093,775
Trading Companies & Distributors ............................ — 413,090,573 — 413,090,573
Water Utilities ......................................... — 6,947 — 6,947
Wireless Telecommunication Services ......................... — 99,461,526 — 99,461,526
Fixed Rate Loan Interests
Construction & Engineering ................................ — — 22,440,950 22,440,950
Health Care Technology .................................. — 165,078,733 — 165,078,733
IT Services ........................................... — 39,793,287 — 39,793,287
Software ............................................. — 124,157,247 — 124,157,247
Floating Rate Loan Interests
Aerospace & Defense .................................... — 49,104,445 9,863,602 58,968,047
Automobile Components .................................. — 67,345,243 — 67,345,243
Beverages ........................................... — 23,373,746 — 23,373,746
Broadline Retail ........................................ — 30,857,271 — 30,857,271
Building Products ....................................... — 13,097,795 — 13,097,795
Capital Markets ........................................ — 18,772,062 756,510 19,528,572
Chemicals ............................................ — 69,441,775 — 69,441,775
Commercial Services & Supplies ............................. — 39,055,202 6,139,096 45,194,298
Communications Equipment ................................ — 22,671,763 — 22,671,763
Construction & Engineering ................................ — 43,316,419 — 43,316,419
Construction Materials .................................... — 30,068,277 — 30,068,277
Diversified Consumer Services .............................. — 39,205,517 — 39,205,517
Diversified Telecommunication Services ........................ — 183,654,419 4,687,578 188,341,997
Electrical Equipment ..................................... — 6,152,489 — 6,152,489
Energy Equipment & Services .............................. — 2,138,109 — 2,138,109
Entertainment ......................................... — 11,139,239 — 11,139,239
Financial Services ...................................... — 81,510,960 — 81,510,960
Food Products ......................................... — 986,308 — 986,308
Health Care Equipment & Supplies ........................... — 44,779,950 — 44,779,950
Health Care Providers & Services ............................ — 38,832,885 — 38,832,885
Health Care Technology .................................. — 99,377,603 — 99,377,603
Hotels, Restaurants & Leisure .............................. — 7,114,978 — 7,114,978
Household Durables ..................................... — 7,053,919 — 7,053,919
Industrial Conglomerates .................................. — 34,153,232 — 34,153,232
Insurance ............................................ — 45,487,316 — 45,487,316
Interactive Media & Services ............................... — 19,910,000 — 19,910,000
IT Services ........................................... — 59,606,859 7,388,689 66,995,548
Life Sciences Tools & Services .............................. — 36,339,752 — 36,339,752
Machinery ............................................ — 56,270,371 — 56,270,371
Fair Value Hierarchy as of Period End (continued)

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock High Yield Portfolio

Level 1 Level 2 Level 3 Total
Media ............................................... $ — $ 138,453,410 $ — $ 138,453,410
Metals & Mining ........................................ — 12,393,045 — 12,393,045
Pharmaceuticals ....................................... — 14,352,160 — 14,352,160
Professional Services .................................... — 38,434,268 — 38,434,268
Software ............................................. — 173,762,598 47,536,080 221,298,678
Specialty Retail ........................................ — 10,010,129 — 10,010,129
Trading Companies & Distributors ............................ — 47,928,885 — 47,928,885
Wireless Telecommunication Services ......................... — 44,383,683 7,931,633 52,315,316
Foreign Agency Obligations ................................. — 13,742,547 — 13,742,547
Investment Companies .................................... 945,137,193 — — 945,137,193
Other Interests .......................................... — 9,090 1 9,091
Preferred Securities
Aerospace & Defense .................................... 55,132,428 — — 55,132,428
Banks ............................................... — 19,589,783 — 19,589,783
Electric Utilities ........................................ — 90,589,203 — 90,589,203
Financial Services ...................................... 10,483,200 — — 10,483,200
Independent Power and Renewable Electricity Producers ............ — 64,045,496 — 64,045,496
Insurance ............................................ — — 82,103,463 82,103,463
IT Services ........................................... — — 666,370 666,370
Oil, Gas & Consumable Fuels ............................... — 28,106,017 — 28,106,017
Semiconductors & Semiconductor Equipment .................... 29,394,904 — — 29,394,904
Short-Term Securities
Money Market Funds ...................................... 1,342,769,605 — — 1,342,769,605
Unfunded Floating Rate Loan Interests
(a)
........................... — 15,088 5,131 20,219
Liabilities
Investment Sold Short
Common Stocks ......................................... (9,483) — — (9,483)
Unfunded Floating Rate Loan Interests
(a)
........................... — (13,132) — (13,132)
$ 2,600,104,702 $ 24,771,399,724 $ 195,092,655 $ 27,566,597,081
Investments Valued at NAV
(b)
...................................... 39
$ 27,566,597,120
Derivative Financial Instruments
(c)
Assets
Credit contracts ........................................... $ — $ 19,021,145 $ — $ 19,021,145
Equity contracts ........................................... — 30,000 — 30,000
Foreign currency exchange contracts ............................ — 6,186 — 6,186
Interest rate contracts ....................................... — 50,513,533 — 50,513,533
Liabilities
Credit contracts ........................................... — (80,167) — (80,167)
Foreign currency exchange contracts ............................ — (11,841,337) — (11,841,337)
$ — $ 57,649,360 $ — $ 57,649,360
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)
Derivative financial instruments are swaps and forward foreign currency exchange contracts. Swaps and forward foreign currency exchange contracts are valued at the unrealized appreciation
(depreciation) on the instrument.
Currency Abbreviation
CHF Swiss Franc
EUR Euro
GBP British Pound
USD United States Dollar
Portfolio Abbreviation
CLO Collateralized Loan Obligation
DAC Designated Activity Company
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
OTC Over-the-counter
PIK Payment-In-Kind
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate
Fair Value Hierarchy as of Period End (continued)